Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001272950
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 23, 2011
Prospectus Date	rr_ProspectusDate	Nov 23, 2011

RBC Mid Cap Value Fund
RBC Mid Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	RBC Mid Cap Value Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		RBC Mid Cap Value Fund Class I
Management Fees		0.70%
Distribution and Service (12b-1) Fees		none
Other Expenses		4.89%
Total Annual Fund Operating Expenses		5.59%
Fee Waiver and/or Expense Reimbursement	[1]	(4.69%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1]	0.90%
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 0.90% of the Fund's average daily net assets. This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	RBC Mid Cap Value Fund Class I
One Year	92
Three Years	1,249
Five Years	2,392
Ten Years	5,192

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 174% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its assets in common stocks of mid-sized companies that are considered to be undervalued in relation to earnings, dividends and/or assets. Mid-sized companies are defined by the Fund as companies that fall within the market capitalization range of $1 billion to $12 billion at the time of purchase. The Advisor uses a disciplined, bottom-up approach to select stocks for the Fund's portfolio with a focus on fundamental research and qualitative analysis. This analysis considers factors such as attractive and sustainable business fundamentals, financial strength, management strength and low valuation. The Fund normally invests for the long-term, but may sell a security at any time the Advisor considers the security to be overvalued or otherwise unfavorable. The Fund expects to invest primarily in securities of U.S.-based companies, but may also invest in securities of non-U.S. companies.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund's investments. Such actions could limit or preclude the Fund's ability to achieve its investment objective.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Mid-Sized Company Risk. Stocks of mid-sized companies may carry greater risks than those of larger companies because mid-sized companies may have less management experience, competitive strengths and financial resources than larger companies. Mid-sized companies may also be more vulnerable to adverse business or economic events and may be more volatile than larger companies.

Value Investing Risk. Value stocks may not increase in price as anticipated by the Advisor if they fall out of favor with investors or the markets favor faster-growing companies.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing performance for the past calendar year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

RBC Mid Cap Value Fund – Class I Annual Total Return

The year-to-date return of Class I shares as of September 30, 2011 was (18.37)%.

During the period shown in the chart for the RBC Mid Cap Value Fund:

	Quarter	Year	Returns
Best quarter:	Q4	2010	15.95%
Worst quarter:	Q2	2010	(10.32)%

Performance Table

The table below shows after-tax returns for Class I shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. The inception date of the Fund is December 31, 2009.

Average Annual Total Returns
(for the period ended December 31, 2010)

Average Annual Total Returns - RBC Mid Cap Value Fund	Past Year	Inception Date
Class I	26.49%	Dec 31, 2009
Class I After Taxes on Distributions	23.23%
Class I After Taxes on Distributions and Sale of Shares	17.45%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	24.75%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
RBC Mid Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.59%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.69%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[1]
One Year	rr_ExpenseExampleYear01	92
Three Years	rr_ExpenseExampleYear03	1,249
Five Years	rr_ExpenseExampleYear05	2,392
Ten Years	rr_ExpenseExampleYear10	5,192
Annual Return 2010	rr_AnnualReturn2010	26.49%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.37%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.32%)
Past Year	rr_AverageAnnualReturnYear01	26.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
RBC Mid Cap Value Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	23.23%
RBC Mid Cap Value Fund | Class I | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	17.45%
RBC Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBC Mid Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 174% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	174.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its assets in common stocks of mid-sized companies that are considered to be undervalued in relation to earnings, dividends and/or assets. Mid-sized companies are defined by the Fund as companies that fall within the market capitalization range of $1 billion to $12 billion at the time of purchase. The Advisor uses a disciplined, bottom-up approach to select stocks for the Fund's portfolio with a focus on fundamental research and qualitative analysis. This analysis considers factors such as attractive and sustainable business fundamentals, financial strength, management strength and low valuation. The Fund normally invests for the long-term, but may sell a security at any time the Advisor considers the security to be overvalued or otherwise unfavorable. The Fund expects to invest primarily in securities of U.S.-based companies, but may also invest in securities of non-U.S. companies.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund's investments. Such actions could limit or preclude the Fund's ability to achieve its investment objective.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Mid-Sized Company Risk. Stocks of mid-sized companies may carry greater risks than those of larger companies because mid-sized companies may have less management experience, competitive strengths and financial resources than larger companies. Mid-sized companies may also be more vulnerable to adverse business or economic events and may be more volatile than larger companies.

Value Investing Risk. Value stocks may not increase in price as anticipated by the Advisor if they fall out of favor with investors or the markets favor faster-growing companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund will change daily, which means that you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing performance for the past calendar year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing performance for the past calendar year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-422-2766
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rbcgam.us
Bar Chart [Heading]	rr_BarChartHeading	RBC Mid Cap Value Fund – Class I Annual Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return of Class I shares as of September 30, 2011 was (18.37)%.

During the period shown in the chart for the RBC Mid Cap Value Fund:

	Quarter	Year	Returns
Best quarter:	Q4	2010	15.95%
Worst quarter:	Q2	2010	(10.32)%

Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows after-tax returns for Class I shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. The inception date of the Fund is December 31, 2009.

Average Annual Total Returns
(for the period ended December 31, 2010)

RBC Mid Cap Value Fund | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	24.75%

[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 0.90% of the Fund's average daily net assets. This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

RBC SMID Cap Growth Fund
RBC SMID Cap Growth Fund (formerly RBC Mid Cap Growth Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this prospectus. More information about these and other discounts is available from your financial professional and under the subheading "Reducing the Initial Sales Charge on Purchases of Class A Shares" on page 49 of this prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RBC SMID Cap Growth Fund	Class A	Class C	Class I	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none	1.00%	none	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RBC SMID Cap Growth Fund		Class A	Class C	Class I	Class S
Management Fees		0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.65%	0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses		1.60%	2.35%	1.35%	1.35%
Fee Waiver and/or Expense Reimbursement	[1]	(0.25%)	(0.25%)	(0.25%)	(0.25%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1]	1.35%	2.10%	1.10%	1.10%
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - RBC SMID Cap Growth Fund (USD $)	Class A	Class C	Class I	Class S
One Year	705	313	112	112
Three Years	1,028	710	403	403
Five Years	1,374	1,233	715	715
Ten Years	2,346	2,667	1,602	1,602

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - (USD $)	RBC SMID Cap Growth Fund Class C
One Year	213
Three Years	710
Five Years	1,233
Ten Years	2,667

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small and mid capitalization growth companies with market capitalizations from $300 million to $6 billion at the time of investment. The Advisor uses a bottom-up investment approach employing fundamental analysis to identify individual companies for inclusion in the Fund's portfolio.

In analyzing companies for investment, the Advisor looks for, among other things, companies that it believes have:

•	Positive future revenue and earnings growth prospects

•	Consistent financial results

•	High returns on equity and profit margins relative to industry peers

•	A strong balance sheet

•	Attractive valuation metrics

In addition, the Advisor prefers companies that it believes possess the following qualitative characteristics:

•	Superior company management

•	A unique market niche and broad market opportunities

•	Solid accounting methodology

The Fund's portfolio will normally consist of approximately 70 to 90 companies.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund's investments. Such actions could limit or preclude the Fund's ability to achieve its investment objective.

Growth Investing Risk. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Mid-Sized Company Risk. Stocks of mid-sized companies may carry greater risks than those of larger companies because mid-sized companies may have less management experience, competitive strengths and financial resources than larger companies. Mid-sized companies may also be more vulnerable to adverse business or economic events and may be more volatile than larger companies.

Small Company Risk. The value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Performance Information

Beginning August 17, 2010, in connection with the change in name to the RBC SMID Cap Growth Fund, the Fund was repositioned to a SMID-cap growth fund strategy and began investing in equity securities of both small and mid capitalization growth companies.

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index. In connection with the repositioning of the Fund to a SMID-cap growth fund strategy, the Fund's benchmark was changed to the Russell 2500 TM Growth Index to provide a more accurate comparison to the Fund's current investment strategy. Sales charges are not reflected in the bar chart, and if those charges had been included, the returns would be less than those shown below. The returns for the Fund for the periods prior to April 19, 2004 reflect the performance of predecessor funds. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

RBC SMID Cap Growth Fund – Class A Annual Total Returns

The year-to-date return of Class A shares (excluding sales charges) as of September 30, 2011 was (8.36)%.

During the periods shown in the chart for the RBC SMID Cap Growth Fund:

	Quarter	Year	Returns
Best quarter:	Q4	2001	17.95%
Worst quarter:	Q4	2008	(28.41)%

Performance Table

The table below shows after-tax returns for Class A shares only and assumes applicable maximum sales charges. After-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. The inception date of the Fund (Class A and Class I) is December 31, 1990. Performance shown for Class C prior to its inception date (April 19, 2004) is based on the performance of Class A shares, adjusted to reflect the fees and expenses of Class C shares and the applicable sales charges, and performance shown for Class S prior to its inception date (April 19, 2004) is based on the performance of Class I shares.

Average Annual Total Returns
(for the periods ended December 31, 2010)

Average Annual Total Returns - RBC SMID Cap Growth Fund		Past Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
Class A	[1]	25.53%	1.28%	3.43%	10.53%	Dec 31, 1990
Class A After Taxes on Distributions	[1]	25.53%	0.91%	2.82%	8.96%
Class A After Taxes on Distributions and Sale of Shares	[1]	16.60%	1.06%	2.82%	8.81%
Class C	[1]	31.10%	1.69%	3.26%	10.03%	Apr 19, 2004
Class I	[1]	33.44%	2.75%	4.31%	11.19%	Dec 31, 1990
Class S	[1]	33.44%	2.73%	4.31%	11.19%	Apr 19, 2004
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	28.86%	5.63%	4.19%	9.80%
[1]	The performance for the period from June 1, 1994 to April 19, 2004 reflects the performance of the Mid Cap Equity Fund, the predecessor to RBC SMID Cap Growth Fund. The performance of the Fund also includes the performance of a common trust fund ("CTF") account advised by the Advisor (including its predecessor) and managed the same as the Fund in all material respects for the period from December 31, 1990 to June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the Securities and Exchange Commission ("SEC") under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account's performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
RBC SMID Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[1]
One Year	rr_ExpenseExampleYear01	705
Three Years	rr_ExpenseExampleYear03	1,028
Five Years	rr_ExpenseExampleYear05	1,374
Ten Years	rr_ExpenseExampleYear10	2,346
Annual Return 2001	rr_AnnualReturn2001	0.78%
Annual Return 2002	rr_AnnualReturn2002	(17.72%)
Annual Return 2003	rr_AnnualReturn2003	32.21%
Annual Return 2004	rr_AnnualReturn2004	6.32%
Annual Return 2005	rr_AnnualReturn2005	12.85%
Annual Return 2006	rr_AnnualReturn2006	0.02%
Annual Return 2007	rr_AnnualReturn2007	12.28%
Annual Return 2008	rr_AnnualReturn2008	(41.75%)
Annual Return 2009	rr_AnnualReturn2009	29.72%
Annual Return 2010	rr_AnnualReturn2010	33.19%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.36%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.41%)
Past Year	rr_AverageAnnualReturnYear01	25.53%	[2]
Past 5 Years	rr_AverageAnnualReturnYear05	1.28%	[2]
Past 10 Years	rr_AverageAnnualReturnYear10	3.43%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	10.53%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1990	[2]
RBC SMID Cap Growth Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	25.53%	[2]
Past 5 Years	rr_AverageAnnualReturnYear05	0.91%	[2]
Past 10 Years	rr_AverageAnnualReturnYear10	2.82%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.96%	[2]
RBC SMID Cap Growth Fund | Class A | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	16.60%	[2]
Past 5 Years	rr_AverageAnnualReturnYear05	1.06%	[2]
Past 10 Years	rr_AverageAnnualReturnYear10	2.82%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.81%	[2]
RBC SMID Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.10%	[1]
One Year	rr_ExpenseExampleYear01	313
Three Years	rr_ExpenseExampleYear03	710
Five Years	rr_ExpenseExampleYear05	1,233
Ten Years	rr_ExpenseExampleYear10	2,667
One Year	rr_ExpenseExampleNoRedemptionYear01	213
Three Years	rr_ExpenseExampleNoRedemptionYear03	710
Five Years	rr_ExpenseExampleNoRedemptionYear05	1,233
Ten Years	rr_ExpenseExampleNoRedemptionYear10	2,667
Past Year	rr_AverageAnnualReturnYear01	31.10%	[2]
Past 5 Years	rr_AverageAnnualReturnYear05	1.69%	[2]
Past 10 Years	rr_AverageAnnualReturnYear10	3.26%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	10.03%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 2004	[2]
RBC SMID Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[1]
One Year	rr_ExpenseExampleYear01	112
Three Years	rr_ExpenseExampleYear03	403
Five Years	rr_ExpenseExampleYear05	715
Ten Years	rr_ExpenseExampleYear10	1,602
Past Year	rr_AverageAnnualReturnYear01	33.44%	[2]
Past 5 Years	rr_AverageAnnualReturnYear05	2.75%	[2]
Past 10 Years	rr_AverageAnnualReturnYear10	4.31%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1990	[2]
RBC SMID Cap Growth Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[1]
One Year	rr_ExpenseExampleYear01	112
Three Years	rr_ExpenseExampleYear03	403
Five Years	rr_ExpenseExampleYear05	715
Ten Years	rr_ExpenseExampleYear10	1,602
Past Year	rr_AverageAnnualReturnYear01	33.44%	[2]
Past 5 Years	rr_AverageAnnualReturnYear05	2.73%	[2]
Past 10 Years	rr_AverageAnnualReturnYear10	4.31%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 2004	[2]
RBC SMID Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBC SMID Cap Growth Fund (formerly RBC Mid Cap Growth Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this prospectus. More information about these and other discounts is available from your financial professional and under the subheading "Reducing the Initial Sales Charge on Purchases of Class A Shares" on page 49 of this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small and mid capitalization growth companies with market capitalizations from $300 million to $6 billion at the time of investment. The Advisor uses a bottom-up investment approach employing fundamental analysis to identify individual companies for inclusion in the Fund's portfolio.

In analyzing companies for investment, the Advisor looks for, among other things, companies that it believes have:

•	Positive future revenue and earnings growth prospects

•	Consistent financial results

•	High returns on equity and profit margins relative to industry peers

•	A strong balance sheet

•	Attractive valuation metrics

In addition, the Advisor prefers companies that it believes possess the following qualitative characteristics:

•	Superior company management

•	A unique market niche and broad market opportunities

•	Solid accounting methodology

The Fund's portfolio will normally consist of approximately 70 to 90 companies.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund's investments. Such actions could limit or preclude the Fund's ability to achieve its investment objective.

Growth Investing Risk. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Mid-Sized Company Risk. Stocks of mid-sized companies may carry greater risks than those of larger companies because mid-sized companies may have less management experience, competitive strengths and financial resources than larger companies. Mid-sized companies may also be more vulnerable to adverse business or economic events and may be more volatile than larger companies.

Small Company Risk. The value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund will change daily, which means that you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Beginning August 17, 2010, in connection with the change in name to the RBC SMID Cap Growth Fund, the Fund was repositioned to a SMID-cap growth fund strategy and began investing in equity securities of both small and mid capitalization growth companies.

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index. In connection with the repositioning of the Fund to a SMID-cap growth fund strategy, the Fund's benchmark was changed to the Russell 2500 TM Growth Index to provide a more accurate comparison to the Fund's current investment strategy. Sales charges are not reflected in the bar chart, and if those charges had been included, the returns would be less than those shown below. The returns for the Fund for the periods prior to April 19, 2004 reflect the performance of predecessor funds. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-422-2766
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rbcgam.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RBC SMID Cap Growth Fund – Class A Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges had been included, the returns would be less than those shown below.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return of Class A shares (excluding sales charges) as of September 30, 2011 was (8.36)%.

During the periods shown in the chart for the RBC SMID Cap Growth Fund:

	Quarter	Year	Returns
Best quarter:	Q4	2001	17.95%
Worst quarter:	Q4	2008	(28.41)%

Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table below shows after-tax returns for Class A shares only and assumes applicable maximum sales charges. After-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows after-tax returns for Class A shares only and assumes applicable maximum sales charges. After-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. The inception date of the Fund (Class A and Class I) is December 31, 1990. Performance shown for Class C prior to its inception date (April 19, 2004) is based on the performance of Class A shares, adjusted to reflect the fees and expenses of Class C shares and the applicable sales charges, and performance shown for Class S prior to its inception date (April 19, 2004) is based on the performance of Class I shares.

Average Annual Total Returns
(for the periods ended December 31, 2010)

RBC SMID Cap Growth Fund | Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	28.86%	[2]
Past 5 Years	rr_AverageAnnualReturnYear05	5.63%	[2]
Past 10 Years	rr_AverageAnnualReturnYear10	4.19%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.80%	[2]

[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.
[2]	The performance for the period from June 1, 1994 to April 19, 2004 reflects the performance of the Mid Cap Equity Fund, the predecessor to RBC SMID Cap Growth Fund. The performance of the Fund also includes the performance of a common trust fund ("CTF") account advised by the Advisor (including its predecessor) and managed the same as the Fund in all material respects for the period from December 31, 1990 to June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the Securities and Exchange Commission ("SEC") under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account's performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

RBC Enterprise Fund
RBC Enterprise Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this prospectus. More information about these and other discounts is available from your financial professional and under the subheading "Reducing the Initial Sales Charge on Purchases of Class A Shares" on page 49 of this prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RBC Enterprise Fund	Class A	Class C	Class I	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none	1.00%	none	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RBC Enterprise Fund		Class A	Class C	Class I	Class S
Management Fees		0.93%	0.93%	0.93%	0.93%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.39%	0.39%	0.39%	0.39%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.58%	2.33%	1.33%	1.33%
Fee Waiver and/or Expense Reimbursement	[1]	(0.24%)	(0.24%)	(0.24%)	(0.24%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1]	1.34%	2.09%	1.09%	1.09%
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - RBC Enterprise Fund (USD $)	Class A	Class C	Class I	Class S
One Year	704	312	111	111
Three Years	1,023	704	398	398
Five Years	1,365	1,224	706	706
Ten Years	2,326	2,648	1,581	1,581

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - (USD $)	RBC Enterprise Fund Class C
One Year	212
Three Years	704
Five Years	1,224
Ten Years	2,648

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests in common stocks of small capitalization companies, defined for this purpose as companies whose market capitalizations at the time of initial purchase are at or below the highest capitalization represented in the Russell 2000® Index. As of May 31, 2011, the highest capitalization represented in the Russell 2000® Index was $2.97 billion. The Fund's portfolio will primarily consist of small capitalization companies whose market capitalizations at the time of the Fund's initial purchase are below the dollar-weighted median market capitalization of companies in the Russell 2000® Index, defined for this purpose as "micro-cap" securities.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund's investments. Such actions could limit or preclude the Fund's ability to achieve its investment objective.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Small and Micro Company Risk. Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, a Fund's net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of stock of a smaller company, the Fund may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time. Small company risk can be intensified when investing in micro-cap companies. The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger companies. An investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger companies.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns for the Fund for the periods prior to April 19, 2004 reflect the performance of a predecessor fund. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

RBC Enterprise Fund – Class S Annual Total Returns

The year-to-date return of Class S shares as of September 30, 2011 was (13.10)%.

During the periods shown in the chart for the RBC Enterprise Fund:

	Quarter	Year	Returns
Best quarter:	Q2	2009	28.05%
Worst quarter:	Q4	2008	(26.13)%

Performance Table

The table below shows after-tax returns for Class S shares only. After-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. The inception date of the Fund (Class S) is December 2, 1983. Performance shown for periods prior to the inception date of Classes A and C (April 19, 2004) and Class I (September 30, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

Average Annual Total Returns
(for the periods ended December 31, 2010)

Average Annual Total Returns - RBC Enterprise Fund	Past Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
Class S	23.76%	1.29%	9.16%	10.67%	Dec 2, 1983
Class S After Taxes on Distributions	23.76%	0.08%	8.18%	8.41%
Class S After Taxes on Distributions and Sale of Shares	15.44%	0.92%	8.00%	8.35%
Class A	16.43%	(0.15%)	8.24%	10.15%	Apr 19, 2004
Class C	21.63%	0.28%	8.07%	9.57%	Apr 19, 2004
Class I	23.83%	1.30%	9.16%	10.67%	Sep 30, 2004
Russell 2000 Index (reflects no deduction for fees, expenses or taxes; inception calculated from November 30, 1983)	26.85%	4.47%	6.33%	9.08%	Nov 30, 1983

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
RBC Enterprise Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.34%	[1]
One Year	rr_ExpenseExampleYear01	704
Three Years	rr_ExpenseExampleYear03	1,023
Five Years	rr_ExpenseExampleYear05	1,365
Ten Years	rr_ExpenseExampleYear10	2,326
Past Year	rr_AverageAnnualReturnYear01	16.43%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.15%)
Past 10 Years	rr_AverageAnnualReturnYear10	8.24%
Since Inception	rr_AverageAnnualReturnSinceInception	10.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 2004
RBC Enterprise Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.09%	[1]
One Year	rr_ExpenseExampleYear01	312
Three Years	rr_ExpenseExampleYear03	704
Five Years	rr_ExpenseExampleYear05	1,224
Ten Years	rr_ExpenseExampleYear10	2,648
One Year	rr_ExpenseExampleNoRedemptionYear01	212
Three Years	rr_ExpenseExampleNoRedemptionYear03	704
Five Years	rr_ExpenseExampleNoRedemptionYear05	1,224
Ten Years	rr_ExpenseExampleNoRedemptionYear10	2,648
Past Year	rr_AverageAnnualReturnYear01	21.63%
Past 5 Years	rr_AverageAnnualReturnYear05	0.28%
Past 10 Years	rr_AverageAnnualReturnYear10	8.07%
Since Inception	rr_AverageAnnualReturnSinceInception	9.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 2004
RBC Enterprise Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.09%	[1]
One Year	rr_ExpenseExampleYear01	111
Three Years	rr_ExpenseExampleYear03	398
Five Years	rr_ExpenseExampleYear05	706
Ten Years	rr_ExpenseExampleYear10	1,581
Past Year	rr_AverageAnnualReturnYear01	23.83%
Past 5 Years	rr_AverageAnnualReturnYear05	1.30%
Past 10 Years	rr_AverageAnnualReturnYear10	9.16%
Since Inception	rr_AverageAnnualReturnSinceInception	10.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
RBC Enterprise Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.09%	[1]
One Year	rr_ExpenseExampleYear01	111
Three Years	rr_ExpenseExampleYear03	398
Five Years	rr_ExpenseExampleYear05	706
Ten Years	rr_ExpenseExampleYear10	1,581
Annual Return 2001	rr_AnnualReturn2001	29.50%
Annual Return 2002	rr_AnnualReturn2002	(3.42%)
Annual Return 2003	rr_AnnualReturn2003	50.64%
Annual Return 2004	rr_AnnualReturn2004	15.17%
Annual Return 2005	rr_AnnualReturn2005	3.83%
Annual Return 2006	rr_AnnualReturn2006	16.31%
Annual Return 2007	rr_AnnualReturn2007	(3.02%)
Annual Return 2008	rr_AnnualReturn2008	(38.03%)
Annual Return 2009	rr_AnnualReturn2009	23.27%
Annual Return 2010	rr_AnnualReturn2010	23.76%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.10%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.13%)
Past Year	rr_AverageAnnualReturnYear01	23.76%
Past 5 Years	rr_AverageAnnualReturnYear05	1.29%
Past 10 Years	rr_AverageAnnualReturnYear10	9.16%
Since Inception	rr_AverageAnnualReturnSinceInception	10.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 1983
RBC Enterprise Fund | Class S | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	23.76%
Past 5 Years	rr_AverageAnnualReturnYear05	0.08%
Past 10 Years	rr_AverageAnnualReturnYear10	8.18%
Since Inception	rr_AverageAnnualReturnSinceInception	8.41%
RBC Enterprise Fund | Class S | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	15.44%
Past 5 Years	rr_AverageAnnualReturnYear05	0.92%
Past 10 Years	rr_AverageAnnualReturnYear10	8.00%
Since Inception	rr_AverageAnnualReturnSinceInception	8.35%
RBC Enterprise Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBC Enterprise Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this prospectus. More information about these and other discounts is available from your financial professional and under the subheading "Reducing the Initial Sales Charge on Purchases of Class A Shares" on page 49 of this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests in common stocks of small capitalization companies, defined for this purpose as companies whose market capitalizations at the time of initial purchase are at or below the highest capitalization represented in the Russell 2000® Index. As of May 31, 2011, the highest capitalization represented in the Russell 2000® Index was $2.97 billion. The Fund's portfolio will primarily consist of small capitalization companies whose market capitalizations at the time of the Fund's initial purchase are below the dollar-weighted median market capitalization of companies in the Russell 2000® Index, defined for this purpose as "micro-cap" securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund's investments. Such actions could limit or preclude the Fund's ability to achieve its investment objective.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Small and Micro Company Risk. Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, a Fund's net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of stock of a smaller company, the Fund may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time. Small company risk can be intensified when investing in micro-cap companies. The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger companies. An investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund will change daily, which means that you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns for the Fund for the periods prior to April 19, 2004 reflect the performance of a predecessor fund. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-422-2766
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rbcgam.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RBC Enterprise Fund – Class S Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return of Class S shares as of September 30, 2011 was (13.10)%.

During the periods shown in the chart for the RBC Enterprise Fund:

	Quarter	Year	Returns
Best quarter:	Q2	2009	28.05%
Worst quarter:	Q4	2008	(26.13)%

Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table below shows after-tax returns for Class S shares only. After-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows after-tax returns for Class S shares only. After-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. The inception date of the Fund (Class S) is December 2, 1983. Performance shown for periods prior to the inception date of Classes A and C (April 19, 2004) and Class I (September 30, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

Average Annual Total Returns
(for the periods ended December 31, 2010)

RBC Enterprise Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes; inception calculated from November 30, 1983)
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	26.85%
Past 5 Years	rr_AverageAnnualReturnYear05	4.47%
Past 10 Years	rr_AverageAnnualReturnYear10	6.33%
Since Inception	rr_AverageAnnualReturnSinceInception	9.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 1983

[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

RBC Small Cap Core Fund
RBC Small Cap Core Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this prospectus. More information about these and other discounts is available from your financial professional and under the subheading "Reducing the Initial Sales Charge on Purchases of Class A Shares" on page 49 of this prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RBC Small Cap Core Fund	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none	1.00%	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RBC Small Cap Core Fund		Class A	Class C	Class S
Management Fees		0.99%	0.99%	0.99%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses		1.79%	2.54%	1.54%
Fee Waiver and/or Expense Reimbursement	[1]	(0.49%)	(0.49%)	(0.49%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1]	1.30%	2.05%	1.05%
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - RBC Small Cap Core Fund (USD $)	Class A	Class C	Class S
One Year	700	308	107
Three Years	1,061	744	438
Five Years	1,446	1,307	793
Ten Years	2,521	2,839	1,793

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - (USD $)	RBC Small Cap Core Fund Class C
One Year	208
Three Years	744
Five Years	1,307
Ten Years	2,839

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its assets in common stocks of small companies. The Fund currently considers "small companies" to be those within the market capitalization range of the Russell 2000® Index at the time of initial purchase by the Fund. As of May 31, 2011, the market capitalization range of the Russell 2000® Index was $130 million to $2.97 billion.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund's investments. Such actions could limit or preclude the Fund's ability to achieve its investment objective.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Small Company Risk. The value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns for the Fund for the periods prior to April 19, 2004 reflect the performance of a predecessor fund. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

RBC Small Cap Core Fund – Class S Annual Total Returns

The year-to-date return of Class S shares as of September 30, 2011 was (13.84)%.

During the periods shown in the chart for the RBC Small Cap Core Fund:

	Quarter	Year	Returns

Best quarter:	Q2	2009	28.47%
Worst quarter:	Q4	2008	(26.15)%

Performance Table

The table below shows after-tax returns for Class S shares only. After-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. The inception date of the Fund (Class S) is August 5, 1991. Performance shown for periods prior to the inception date of Classes A and C (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

Average Annual Total Returns
(for the periods ended December 31, 2010)

Average Annual Total Returns - RBC Small Cap Core Fund	Past Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
Class S	29.73%	6.39%	7.74%	10.52%	Aug 5, 1991
Class S After Taxes on Distributions	29.73%	4.92%	6.39%	9.16%
Class S After Taxes on Distributions and Sale of Shares	19.33%	5.17%	6.44%	9.00%
Class A	21.95%	4.80%	6.81%	9.90%	Apr 19, 2004
Class C	27.46%	5.33%	6.68%	9.43%	Apr 19, 2004
Russell 2000 Index (reflects no deduction for fees, expenses or taxes; inception calculated from July 31, 1991)	26.85%	4.47%	6.33%	9.59%	Jul 31, 1991

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
RBC Small Cap Core Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[1]
One Year	rr_ExpenseExampleYear01	700
Three Years	rr_ExpenseExampleYear03	1,061
Five Years	rr_ExpenseExampleYear05	1,446
Ten Years	rr_ExpenseExampleYear10	2,521
Past Year	rr_AverageAnnualReturnYear01	21.95%
Past 5 Years	rr_AverageAnnualReturnYear05	4.80%
Past 10 Years	rr_AverageAnnualReturnYear10	6.81%
Since Inception	rr_AverageAnnualReturnSinceInception	9.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 2004
RBC Small Cap Core Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.54%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.05%	[1]
One Year	rr_ExpenseExampleYear01	308
Three Years	rr_ExpenseExampleYear03	744
Five Years	rr_ExpenseExampleYear05	1,307
Ten Years	rr_ExpenseExampleYear10	2,839
One Year	rr_ExpenseExampleNoRedemptionYear01	208
Three Years	rr_ExpenseExampleNoRedemptionYear03	744
Five Years	rr_ExpenseExampleNoRedemptionYear05	1,307
Ten Years	rr_ExpenseExampleNoRedemptionYear10	2,839
Past Year	rr_AverageAnnualReturnYear01	27.46%
Past 5 Years	rr_AverageAnnualReturnYear05	5.33%
Past 10 Years	rr_AverageAnnualReturnYear10	6.68%
Since Inception	rr_AverageAnnualReturnSinceInception	9.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 2004
RBC Small Cap Core Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[1]
One Year	rr_ExpenseExampleYear01	107
Three Years	rr_ExpenseExampleYear03	438
Five Years	rr_ExpenseExampleYear05	793
Ten Years	rr_ExpenseExampleYear10	1,793
Annual Return 2001	rr_AnnualReturn2001	2.73%
Annual Return 2002	rr_AnnualReturn2002	(9.96%)
Annual Return 2003	rr_AnnualReturn2003	43.85%
Annual Return 2004	rr_AnnualReturn2004	19.37%
Annual Return 2005	rr_AnnualReturn2005	(2.61%)
Annual Return 2006	rr_AnnualReturn2006	20.60%
Annual Return 2007	rr_AnnualReturn2007	(3.23%)
Annual Return 2008	rr_AnnualReturn2008	(32.47%)
Annual Return 2009	rr_AnnualReturn2009	33.31%
Annual Return 2010	rr_AnnualReturn2010	29.73%
Year to Date Return, Label	rr_YearToDateReturnLabel	yeat-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.84%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.15%)
Past Year	rr_AverageAnnualReturnYear01	29.73%
Past 5 Years	rr_AverageAnnualReturnYear05	6.39%
Past 10 Years	rr_AverageAnnualReturnYear10	7.74%
Since Inception	rr_AverageAnnualReturnSinceInception	10.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 5, 1991
RBC Small Cap Core Fund | Class S | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	29.73%
Past 5 Years	rr_AverageAnnualReturnYear05	4.92%
Past 10 Years	rr_AverageAnnualReturnYear10	6.39%
Since Inception	rr_AverageAnnualReturnSinceInception	9.16%
RBC Small Cap Core Fund | Class S | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	19.33%
Past 5 Years	rr_AverageAnnualReturnYear05	5.17%
Past 10 Years	rr_AverageAnnualReturnYear10	6.44%
Since Inception	rr_AverageAnnualReturnSinceInception	9.00%
RBC Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBC Small Cap Core Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this prospectus. More information about these and other discounts is available from your financial professional and under the subheading "Reducing the Initial Sales Charge on Purchases of Class A Shares" on page 49 of this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its assets in common stocks of small companies. The Fund currently considers "small companies" to be those within the market capitalization range of the Russell 2000® Index at the time of initial purchase by the Fund. As of May 31, 2011, the market capitalization range of the Russell 2000® Index was $130 million to $2.97 billion.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Fund will change daily, which means that you could lose money.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund's investments. Such actions could limit or preclude the Fund's ability to achieve its investment objective.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Small Company Risk. The value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund will change daily, which means that you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns for the Fund for the periods prior to April 19, 2004 reflect the performance of a predecessor fund. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-422-2766
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rbcgam.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RBC Small Cap Core Fund – Class S Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return of Class S shares as of September 30, 2011 was (13.84)%.

During the periods shown in the chart for the RBC Small Cap Core Fund:

	Quarter	Year	Returns

Best quarter:	Q2	2009	28.47%
Worst quarter:	Q4	2008	(26.15)%

Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table below shows after-tax returns for Class S shares only. After-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows after-tax returns for Class S shares only. After-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. The inception date of the Fund (Class S) is August 5, 1991. Performance shown for periods prior to the inception date of Classes A and C (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

Average Annual Total Returns
(for the periods ended December 31, 2010)

RBC Small Cap Core Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes; inception calculated from July 31, 1991)
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	26.85%
Past 5 Years	rr_AverageAnnualReturnYear05	4.47%
Past 10 Years	rr_AverageAnnualReturnYear10	6.33%
Since Inception	rr_AverageAnnualReturnSinceInception	9.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 1991

[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

RBC Microcap Value Fund
RBC Microcap Value Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this prospectus. More information about these and other discounts is available from your financial professional and under the subheading "Reducing the Initial Sales Charge on Purchases of Class A Shares" on page 49 of this prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RBC Microcap Value Fund	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none	1.00%	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RBC Microcap Value Fund		Class A	Class C	Class S
Management Fees		0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses		1.59%	2.34%	1.34%
Fee Waiver and/or Expense Reimbursement	[1]	(0.27%)	(0.27%)	(0.27%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1]	1.32%	2.07%	1.07%
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - RBC Microcap Value Fund (USD $)	Class A	Class C	Class S
One Year	702	310	109
Three Years	1,023	705	398
Five Years	1,367	1,226	708
Ten Years	2,334	2,655	1,589

For Class C Shares, you would pay the following expenses if you did not redeem your shares at end of period:
Expense Example, No Redemption - (USD $)	RBC Microcap Value Fund Class C
One Year	210
Three Years	705
Five Years	1,226
Ten Years	2,655

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in microcap value stocks. The Fund buys microcap value stocks using a quantitative model. Microcap value stocks combine the characteristics of "microcap stocks" and "value stocks." The Fund defines "microcap stocks" as stocks of companies that have market capitalization at the time of the Fund's initial purchase of between $20 million and the market capitalization that marks the point between the 8th and 9th deciles of New York Stock Exchange listed stocks ("upper limit"). At the close of business on October 28, 2011, this "upper limit" was approximately $481.4 million. The Fund defines "value stocks" primarily as those with low price-to-book characteristics.

Stocks may be purchased for the Fund's portfolio if they meet the "microcap stock" and "value stock" criteria described above, are issued by companies which have reported net income for the twelve month period prior to purchase of the stock, and have a low price to book valuation. Low liquidity may eliminate a stock which otherwise meets market capitalization and value criteria or may result in the stock being assigned a lower portfolio weighting. There will be a portfolio review, which may result in a readjustment of holdings, at least once per year. Sales of portfolio holdings may be made gradually over time as required by the liquidity criteria of an individual security.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund's investments. Such actions could limit or preclude the Fund's ability to achieve its investment objective.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Small and Micro Company Risk. Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, a Fund's net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of stock of a smaller company, the Fund may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time. Small company risk can be intensified when investing in micro-cap companies. The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger companies. An investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger companies.

Value Investing Risk. Value stocks may not increase in price as anticipated by the Advisor if they fall out of favor with investors or the markets favor faster-growing companies.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns for the Fund for the periods prior to April 19, 2004 reflect the performance of a predecessor fund. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

RBC Microcap Value Fund – Class S Annual Total Returns

The year-to-date return of Class S shares as of September 30, 2011 was (14.65)%.

During the periods shown in the chart for the RBC Microcap Value Fund:

	Quarter	Year	Returns
Best quarter:	Q2	2009	26.17%
Worst quarter:	Q4	2008	(29.79)%

Performance Table

The table below shows after-tax returns for Class S shares only. After-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. The inception date of the Fund (Class S) is September 10, 1987. Performance shown for periods prior to the inception date of Classes A and C (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

Average Annual Total Returns
(for the periods ended December 31, 2010)

Average Annual Total Returns - RBC Microcap Value Fund	Past Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
Class S	25.71%	1.64%	8.81%	9.00%	Sep 10, 1987
Class S After Taxes on Distributions	25.63%	0.88%	8.01%	7.40%
Class S After Taxes on Distributions and Sale of Shares	16.81%	1.31%	7.64%	7.23%
Class A	18.16%	0.18%	7.89%	8.45%	Apr 19, 2004
Class C	23.38%	0.63%	7.72%	7.92%	Apr 19, 2004
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes; inception calculated from August 31, 1987)	24.50%	3.52%	8.42%	10.02%	Aug 31, 1987

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
RBC Microcap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.32%	[1]
One Year	rr_ExpenseExampleYear01	702
Three Years	rr_ExpenseExampleYear03	1,023
Five Years	rr_ExpenseExampleYear05	1,367
Ten Years	rr_ExpenseExampleYear10	2,334
Past Year	rr_AverageAnnualReturnYear01	18.16%
Past 5 Years	rr_AverageAnnualReturnYear05	0.18%
Past 10 Years	rr_AverageAnnualReturnYear10	7.89%
Since Inception	rr_AverageAnnualReturnSinceInception	8.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 2004
RBC Microcap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.07%	[1]
One Year	rr_ExpenseExampleYear01	310
Three Years	rr_ExpenseExampleYear03	705
Five Years	rr_ExpenseExampleYear05	1,226
Ten Years	rr_ExpenseExampleYear10	2,655
One Year	rr_ExpenseExampleNoRedemptionYear01	210
Three Years	rr_ExpenseExampleNoRedemptionYear03	705
Five Years	rr_ExpenseExampleNoRedemptionYear05	1,226
Ten Years	rr_ExpenseExampleNoRedemptionYear10	2,655
Past Year	rr_AverageAnnualReturnYear01	23.38%
Past 5 Years	rr_AverageAnnualReturnYear05	0.63%
Past 10 Years	rr_AverageAnnualReturnYear10	7.72%
Since Inception	rr_AverageAnnualReturnSinceInception	7.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 2004
RBC Microcap Value Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.07%	[1]
One Year	rr_ExpenseExampleYear01	109
Three Years	rr_ExpenseExampleYear03	398
Five Years	rr_ExpenseExampleYear05	708
Ten Years	rr_ExpenseExampleYear10	1,589
Annual Return 2001	rr_AnnualReturn2001	22.64%
Annual Return 2002	rr_AnnualReturn2002	(12.23%)
Annual Return 2003	rr_AnnualReturn2003	50.03%
Annual Return 2004	rr_AnnualReturn2004	23.75%
Annual Return 2005	rr_AnnualReturn2005	7.32%
Annual Return 2006	rr_AnnualReturn2006	21.69%
Annual Return 2007	rr_AnnualReturn2007	(9.19%)
Annual Return 2008	rr_AnnualReturn2008	(39.36%)
Annual Return 2009	rr_AnnualReturn2009	28.77%
Annual Return 2010	rr_AnnualReturn2010	25.71%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(14.65%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.79%)
Past Year	rr_AverageAnnualReturnYear01	25.71%
Past 5 Years	rr_AverageAnnualReturnYear05	1.64%
Past 10 Years	rr_AverageAnnualReturnYear10	8.81%
Since Inception	rr_AverageAnnualReturnSinceInception	9.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 10, 1987
RBC Microcap Value Fund | Class S | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	25.63%
Past 5 Years	rr_AverageAnnualReturnYear05	0.88%
Past 10 Years	rr_AverageAnnualReturnYear10	8.01%
Since Inception	rr_AverageAnnualReturnSinceInception	7.40%
RBC Microcap Value Fund | Class S | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	16.81%
Past 5 Years	rr_AverageAnnualReturnYear05	1.31%
Past 10 Years	rr_AverageAnnualReturnYear10	7.64%
Since Inception	rr_AverageAnnualReturnSinceInception	7.23%
RBC Microcap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBC Microcap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this prospectus. More information about these and other discounts is available from your financial professional and under the subheading "Reducing the Initial Sales Charge on Purchases of Class A Shares" on page 49 of this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	For Class C Shares, you would pay the following expenses if you did not redeem your shares at end of period:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its assets in microcap value stocks. The Fund buys microcap value stocks using a quantitative model. Microcap value stocks combine the characteristics of "microcap stocks" and "value stocks." The Fund defines "microcap stocks" as stocks of companies that have market capitalization at the time of the Fund's initial purchase of between $20 million and the market capitalization that marks the point between the 8th and 9th deciles of New York Stock Exchange listed stocks ("upper limit"). At the close of business on October 28, 2011, this "upper limit" was approximately $481.4 million. The Fund defines "value stocks" primarily as those with low price-to-book characteristics.

Stocks may be purchased for the Fund's portfolio if they meet the "microcap stock" and "value stock" criteria described above, are issued by companies which have reported net income for the twelve month period prior to purchase of the stock, and have a low price to book valuation. Low liquidity may eliminate a stock which otherwise meets market capitalization and value criteria or may result in the stock being assigned a lower portfolio weighting. There will be a portfolio review, which may result in a readjustment of holdings, at least once per year. Sales of portfolio holdings may be made gradually over time as required by the liquidity criteria of an individual security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund's investments. Such actions could limit or preclude the Fund's ability to achieve its investment objective.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Small and Micro Company Risk. Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, a Fund's net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of stock of a smaller company, the Fund may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time. Small company risk can be intensified when investing in micro-cap companies. The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger companies. An investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger companies.

Value Investing Risk. Value stocks may not increase in price as anticipated by the Advisor if they fall out of favor with investors or the markets favor faster-growing companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund will change daily, which means that you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns for the Fund for the periods prior to April 19, 2004 reflect the performance of a predecessor fund. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-422-2766
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rbcgam.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RBC Microcap Value Fund – Class S Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return of Class S shares as of September 30, 2011 was (14.65)%.

During the periods shown in the chart for the RBC Microcap Value Fund:

	Quarter	Year	Returns
Best quarter:	Q2	2009	26.17%
Worst quarter:	Q4	2008	(29.79)%

Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table below shows after-tax returns for Class S shares only. After-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows after-tax returns for Class S shares only. After-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. The inception date of the Fund (Class S) is September 10, 1987. Performance shown for periods prior to the inception date of Classes A and C (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

Average Annual Total Returns
(for the periods ended December 31, 2010)

RBC Microcap Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes; inception calculated from August 31, 1987)
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	24.50%
Past 5 Years	rr_AverageAnnualReturnYear05	3.52%
Past 10 Years	rr_AverageAnnualReturnYear10	8.42%
Since Inception	rr_AverageAnnualReturnSinceInception	10.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 1987

[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

Prime Money Market Fund
Prime Money Market Fund
Investment Objective

The Fund is a money market fund that seeks to achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Prime Money Market Fund (USD $)	RBC Institutional Class 1	RBC Institutional Class 2	RBC Select Class	RBC Reserve Class	RBC Investor Class
Shareholder Fees (fees paid directly from your investment)	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Prime Money Market Fund	RBC Institutional Class 1		RBC Institutional Class 2		RBC Select Class		RBC Reserve Class		RBC Investor Class
Management Fee	0.10%		0.10%		0.10%		0.10%		0.10%
Distribution and Service (12b-1) Fee	none		0.15%		0.80%		0.90%		1.00%
Shareholder Servicing Fee	0.05%		none		none		none		none
Other Expenses	0.02%		0.02%		0.02%		0.02%		0.02%
Total Other Expenses	0.07%		0.02%		0.02%		0.02%		0.02%
Total Annual Fund Operating Expenses	0.17%		0.27%		0.92%		1.02%		1.12%
Fee Waiver and/or Expense Reimbursement	none	[1]	none	[2]	(0.12%)	[2]	(0.12%)	[2]	(0.07%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.17%	[1]	0.27%	[2]	0.80%	[2]	0.90%	[2]	1.05%	[2]
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses of RBC Institutional Class 1 in order to limit total expenses (excluding interest, taxes, brokerage commissions, or non-routine expenses such as litigation) to 0.20%. This Expense Limitation Agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.
[2]	RBC Capital Markets, LLC ("RBC Capital Markets") has contractually agreed to waive distribution and service fees and/or reimburse the Fund in order to limit the total expenses of each class (excluding interest, brokerage commissions, taxes, or non-routine expenses such as litigation) to the net expenses in the table (0.30% in the case of RBC Institutional Class 2), subject to an annual maximum amount equal to the distribution and service fees payable to RBC Capital Markets. This Expense Limitation Agreement is in place until January 31, 2013 and may not be terminated by RBC Capital Markets prior to that date.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Prime Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
RBC Institutional Class 1	17	55	96	217
RBC Institutional Class 2	28	87	152	343
RBC Select Class	82	281	498	1,120
RBC Reserve Class	92	313	552	1,237
RBC Investor Class	107	349	610	1,357

Principal Investment Strategies

The Prime Money Market Fund invests in a variety of high quality money market instruments, including commercial paper, corporate debt obligations, U.S. Government securities, bank securities, certificates of deposit, taxable municipal obligations, asset-backed securities and repurchase agreements. The Fund may invest a portion of its net assets in tax-exempt municipal obligations, including participation interests.

The Fund invests only in eligible securities as defined by Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act"). Eligible securities generally must have received one of the two highest short-term ratings from at least two Nationally Recognized Statistical Ratings Organizations (such as Standard & Poor's Financial Services LLC ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch Ratings Ltd. ("Fitch")) or by one if only one rating organization has rated the security. If unrated, a security must be determined by the Advisor to be of comparable quality. The Fund currently invests exclusively in first tier securities. The Fund invests only in securities having remaining maturities of 397 days or less and maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life (portfolio maturity measured without reference to provisions that otherwise permit the maturity of certain adjustable rate securities to be deemed to be "shortened" to their next interest rate reset date) of 120 days or less. Immediately after any investment by the Fund in a security (other than a U.S. Government security or a security that is "guaranteed" by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments.

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective. The Fund's emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

Call Risk. Call risk is the possibility that during periods of falling interest rates, issuers may call securities with higher coupon or interest rates before maturity. If a security is called, the Fund may have to reinvest the proceeds at lower interest rates resulting in a decline in the Fund's income.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

General Economic and Market Conditions Risk. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or its investments or preclude the Fund's ability to achieve its investment objective.

Interest Rate Risk. The Fund's yield will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund's yield will also be low.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Liquidity Risk. Significant redemptions by large investors in the Fund could have a material adverse effect on the Fund's other shareholders and the net asset value could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing the Fund's average annual returns for the past 1, 5 and 10 years. The returns for the Fund for the periods prior to April 19, 2004 reflect the performance of a predecessor fund. Past performance does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

For the Fund's current seven-day yield, call 1-800-422-2766.

Prime Money Market Fund – RBC Institutional Class 1 Annual Total Returns

The year-to-date return as of September 30, 2011 was 0.09%.

During the periods shown in the chart for the Prime Money Market Fund:

	Quarter	Year	Returns
Best quarter:	Q1	2001	1.30%
Worst quarter:	Q1	2010	0.04%

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Prime Money Market Fund		Past Year	Past 5 Years	Past 10 Years	Inception Date
RBC Institutional Class 1		0.17%	2.40%	2.05%
RBC Institutional Class 2	[1]	0.08%	2.35%	2.02%	Nov 21, 2008
RBC Select Class	[1]	0.01%	2.26%	1.98%	Nov 21, 2008
RBC Reserve Class	[1]	0.01%	2.25%	1.97%	Nov 21, 2008
RBC Investor Class	[1]	0.01%	2.23%	1.96%	Nov 21, 2008
[1]	The inception date is November 21, 2008. Performance shown prior to the inception date is based on the performance, fees and expenses of RBC Institutional Class 1 shares of the Fund, and its predecessors, and has not been adjusted to reflect the fees and expenses of RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class shares. If the performance could have been adjusted for fees and expenses, the 5 and 10 year performance shown for the RBC Reserve Class and Investor Classes would have been lower.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
Prime Money Market Fund | RBC Institutional Class 1
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.17%	[1]
1 Year	rr_ExpenseExampleYear01	17
3 Years	rr_ExpenseExampleYear03	55
5 Years	rr_ExpenseExampleYear05	96
10 Years	rr_ExpenseExampleYear10	217
Annual Return 2001	rr_AnnualReturn2001	3.59%
Annual Return 2002	rr_AnnualReturn2002	1.20%
Annual Return 2003	rr_AnnualReturn2003	0.52%
Annual Return 2004	rr_AnnualReturn2004	0.71%
Annual Return 2005	rr_AnnualReturn2005	2.50%
Annual Return 2006	rr_AnnualReturn2006	4.35%
Annual Return 2007	rr_AnnualReturn2007	4.65%
Annual Return 2008	rr_AnnualReturn2008	2.29%
Annual Return 2009	rr_AnnualReturn2009	0.60%
Annual Return 2010	rr_AnnualReturn2010	0.17%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.04%
Past Year	rr_AverageAnnualReturnYear01	0.17%
Past 5 Years	rr_AverageAnnualReturnYear05	2.40%
Past 10 Years	rr_AverageAnnualReturnYear10	2.05%
Prime Money Market Fund | RBC Institutional Class 2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.15%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.27%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.27%	[2]
1 Year	rr_ExpenseExampleYear01	28
3 Years	rr_ExpenseExampleYear03	87
5 Years	rr_ExpenseExampleYear05	152
10 Years	rr_ExpenseExampleYear10	343
Past Year	rr_AverageAnnualReturnYear01	0.08%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	2.35%	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	2.02%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2008	[3]
Prime Money Market Fund | RBC Select Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.80%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[2]
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,120
Past Year	rr_AverageAnnualReturnYear01	0.01%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	2.26%	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	1.98%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2008	[3]
Prime Money Market Fund | RBC Reserve Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.90%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[2]
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	313
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,237
Past Year	rr_AverageAnnualReturnYear01	0.01%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	2.25%	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	1.97%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2008	[3]
Prime Money Market Fund | RBC Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[2]
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	349
5 Years	rr_ExpenseExampleYear05	610
10 Years	rr_ExpenseExampleYear10	1,357
Past Year	rr_AverageAnnualReturnYear01	0.01%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	2.23%	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	1.96%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2008	[3]
Prime Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Prime Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund is a money market fund that seeks to achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Prime Money Market Fund invests in a variety of high quality money market instruments, including commercial paper, corporate debt obligations, U.S. Government securities, bank securities, certificates of deposit, taxable municipal obligations, asset-backed securities and repurchase agreements. The Fund may invest a portion of its net assets in tax-exempt municipal obligations, including participation interests.

The Fund invests only in eligible securities as defined by Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act"). Eligible securities generally must have received one of the two highest short-term ratings from at least two Nationally Recognized Statistical Ratings Organizations (such as Standard & Poor's Financial Services LLC ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch Ratings Ltd. ("Fitch")) or by one if only one rating organization has rated the security. If unrated, a security must be determined by the Advisor to be of comparable quality. The Fund currently invests exclusively in first tier securities. The Fund invests only in securities having remaining maturities of 397 days or less and maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life (portfolio maturity measured without reference to provisions that otherwise permit the maturity of certain adjustable rate securities to be deemed to be "shortened" to their next interest rate reset date) of 120 days or less. Immediately after any investment by the Fund in a security (other than a U.S. Government security or a security that is "guaranteed" by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective. The Fund's emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

Call Risk. Call risk is the possibility that during periods of falling interest rates, issuers may call securities with higher coupon or interest rates before maturity. If a security is called, the Fund may have to reinvest the proceeds at lower interest rates resulting in a decline in the Fund's income.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

General Economic and Market Conditions Risk. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or its investments or preclude the Fund's ability to achieve its investment objective.

Interest Rate Risk. The Fund's yield will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund's yield will also be low.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Liquidity Risk. Significant redemptions by large investors in the Fund could have a material adverse effect on the Fund's other shareholders and the net asset value could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing the Fund's average annual returns for the past 1, 5 and 10 years. The returns for the Fund for the periods prior to April 19, 2004 reflect the performance of a predecessor fund. Past performance does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

For the Fund's current seven-day yield, call 1-800-422-2766.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing the Fund's average annual returns for the past 1, 5 and 10 years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-422-2766
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rbcgam.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Prime Money Market Fund – RBC Institutional Class 1 Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return as of September 30, 2011 was 0.09%.

During the periods shown in the chart for the Prime Money Market Fund:

	Quarter	Year	Returns
Best quarter:	Q1	2001	1.30%
Worst quarter:	Q1	2010	0.04%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-422-2766

[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses of RBC Institutional Class 1 in order to limit total expenses (excluding interest, taxes, brokerage commissions, or non-routine expenses such as litigation) to 0.20%. This Expense Limitation Agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.
[2]	RBC Capital Markets, LLC ("RBC Capital Markets") has contractually agreed to waive distribution and service fees and/or reimburse the Fund in order to limit the total expenses of each class (excluding interest, brokerage commissions, taxes, or non-routine expenses such as litigation) to the net expenses in the table (0.30% in the case of RBC Institutional Class 2), subject to an annual maximum amount equal to the distribution and service fees payable to RBC Capital Markets. This Expense Limitation Agreement is in place until January 31, 2013 and may not be terminated by RBC Capital Markets prior to that date.
[3]	The inception date is November 21, 2008. Performance shown prior to the inception date is based on the performance, fees and expenses of RBC Institutional Class 1 shares of the Fund, and its predecessors, and has not been adjusted to reflect the fees and expenses of RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class shares. If the performance could have been adjusted for fees and expenses, the 5 and 10 year performance shown for the RBC Reserve Class and Investor Classes would have been lower.

U.S. Government Money Market Fund
U.S. Government Money Market Fund
Investment Objective

The Fund is a money market fund that seeks to achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - U.S. Government Money Market Fund (USD $)	RBC Institutional Class 1	RBC Institutional Class 2	RBC Select Class	RBC Reserve Class	RBC Investor Class
Shareholder Fees (fees paid directly from your investment)	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - U.S. Government Money Market Fund	RBC Institutional Class 1		RBC Institutional Class 2		RBC Select Class		RBC Reserve Class		RBC Investor Class
Management Fee	0.10%		0.10%		0.10%		0.10%		0.10%
Distribution and Service (12b-1) Fee	none		0.15%		0.80%		0.90%		1.00%
Shareholder Servicing Fee	0.05%		none		none		none		none
Other Expenses	0.02%		0.02%		0.02%		0.02%		0.02%
Total Other Expenses	0.07%		0.02%		0.02%		0.02%		0.02%
Total Annual Fund Operating Expenses	0.17%		0.27%		0.92%		1.02%		1.12%
Fee Waiver and/or Expense Reimbursement	none	[1]	none	[2]	(0.15%)	[2]	(0.17%)	[2]	(0.12%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.17%	[1]	0.27%	[2]	0.77%	[2]	0.85%	[2]	1.00%	[2]
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses of RBC Institutional Class 1 in order to limit total expenses (excluding interest, taxes, brokerage commissions, or non-routine expenses such as litigation) to 0.20%. This Expense Limitation Agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.
[2]	RBC Capital Markets, LLC ("RBC Capital Markets") has contractually agreed to waive distribution and service fees and/or reimburse the Fund in order to limit the total expenses of each class (excluding interest, brokerage commissions, taxes, or non-routine expenses such as litigation) to the net expenses in the table (0.30% in the case of RBC Institutional Class 2), subject to an annual maximum amount equal to the distribution and service fees payable to RBC Capital Markets. This Expense Limitation Agreement is in place until January 31, 2013 and may not be terminated by RBC Capital Markets prior to that date.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - U.S. Government Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
RBC Institutional Class 1	17	55	96	217
RBC Institutional Class 2	28	87	152	343
RBC Select Class	79	278	495	1,118
RBC Reserve Class	87	308	547	1,232
RBC Investor Class	102	344	605	1,352

Principal Investment Strategies

The U.S. Government Money Market Fund invests in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and in repurchase agreements secured by such obligations. In normal market conditions, the Fund invests at least 80% of its assets in U.S. Government securities and in repurchase agreements secured by them. However, the Advisor will attempt to keep substantially all of the Fund's assets invested in these instruments. The Fund may also invest a portion of its net assets in tax exempt municipal obligations, including participation interests.

The Fund invests only in eligible securities as defined by Rule 2a-7 of the 1940 Act. Eligible securities generally must have received one of the two highest short-term ratings from at least two Nationally Recognized Statistical Ratings Organizations (such as S&P, Moody's or Fitch) or by one if only one rating organization has rated the security. If unrated, a security must be determined by the Advisor to be of comparable quality. The Fund currently invests exclusively in first tier securities. The Fund invests only in securities having remaining maturities of 397 days or less and maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life (portfolio maturity measured without reference to provisions that otherwise permit the maturity of certain adjustable rate securities to be deemed to be "shortened" to their next interest rate reset date) of 120 days or less. Immediately after any investment by the Fund in a security (other than a U.S. Government security or a security that is "guaranteed" by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments.

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective. The Fund's emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

Call Risk. Call risk is the possibility that during periods of falling interest rates, issuers may call securities with higher coupon or interest rates before maturity. If a security is called, the Fund may have to reinvest the proceeds at lower interest rates resulting in a decline in the Fund's income.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

General Economic and Market Conditions Risk. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or its investments or preclude the Fund's ability to achieve its investment objective.

Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Interest Rate Risk. The Fund's yield will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund's yield will also be low.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Liquidity Risk. Significant redemptions by large investors in the Fund could have a material adverse effect on the Fund's other shareholders and the net asset value could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing the Fund's average annual returns for the past 1, 5 and 10 years. The returns for the Fund for the periods prior to April 19, 2004 reflect the performance of a predecessor fund. Past performance does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

For the Fund's current seven-day yield, call 1-800-422-2766.

U.S. Government Money Market Fund – RBC Institutional Class 1 Annual Total Returns

The year-to-date return as of September 30, 2011 was 0.03%.

During the periods shown in the chart for the U.S. Government Money Market Fund:

	Quarter	Year	Returns
Best quarter:	Q 1	2001	1.30%
Worst quarter:	Q1	2010	0. 02%

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - U.S. Government Money Market Fund		Past Year	Past 5 Years	Past 10 Years	Inception Date
RBC Institutional Class 1		0.10%	2.23%	1.95%
RBC Institutional Class 2	[1]	0.02%	2.19%	1.93%	Nov 21, 2008
RBC Select Class	[1]	0.01%	2.13%	1.90%	Nov 21, 2008
RBC Reserve Class	[1]	0.01%	2.12%	1.90%	Nov 21, 2008
RBC Investor Class	[1]	0.01%	2.12%	1.89%	Nov 21, 2008
[1]	The inception date is November 21, 2008. Performance shown prior to the inception date is based on the performance, fees and expense of RBC Institutional Class 1 shares of the Fund, and its predecessors, and has not been adjusted to reflect the fees and expenses of RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class shares. If the performance could have been adjusted for fees and expenses, the 5 and 10 year performance shown for the RBC Select, Reserve and Investor Classes would have been lower.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
U.S. Government Money Market Fund | RBC Institutional Class 1
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.17%	[1]
1 Year	rr_ExpenseExampleYear01	17
3 Years	rr_ExpenseExampleYear03	55
5 Years	rr_ExpenseExampleYear05	96
10 Years	rr_ExpenseExampleYear10	217
Annual Return 2001	rr_AnnualReturn2001	3.62%
Annual Return 2002	rr_AnnualReturn2002	1.16%
Annual Return 2003	rr_AnnualReturn2003	0.45%
Annual Return 2004	rr_AnnualReturn2004	0.68%
Annual Return 2005	rr_AnnualReturn2005	2.45%
Annual Return 2006	rr_AnnualReturn2006	4.22%
Annual Return 2007	rr_AnnualReturn2007	4.49%
Annual Return 2008	rr_AnnualReturn2008	2.02%
Annual Return 2009	rr_AnnualReturn2009	0.40%
Annual Return 2010	rr_AnnualReturn2010	0.10%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
Past Year	rr_AverageAnnualReturnYear01	0.10%
Past 5 Years	rr_AverageAnnualReturnYear05	2.23%
Past 10 Years	rr_AverageAnnualReturnYear10	1.95%
U.S. Government Money Market Fund | RBC Institutional Class 2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.15%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.27%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.27%	[2]
1 Year	rr_ExpenseExampleYear01	28
3 Years	rr_ExpenseExampleYear03	87
5 Years	rr_ExpenseExampleYear05	152
10 Years	rr_ExpenseExampleYear10	343
Past Year	rr_AverageAnnualReturnYear01	0.02%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	2.19%	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	1.93%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2008	[3]
U.S. Government Money Market Fund | RBC Select Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.80%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.77%	[2]
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	495
10 Years	rr_ExpenseExampleYear10	1,118
Past Year	rr_AverageAnnualReturnYear01	0.01%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	2.13%	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	1.90%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2008	[3]
U.S. Government Money Market Fund | RBC Reserve Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.90%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[2]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	308
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,232
Past Year	rr_AverageAnnualReturnYear01	0.01%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	2.12%	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	1.90%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2008	[3]
U.S. Government Money Market Fund | RBC Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[2]
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	344
5 Years	rr_ExpenseExampleYear05	605
10 Years	rr_ExpenseExampleYear10	1,352
Past Year	rr_AverageAnnualReturnYear01	0.01%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	2.12%	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	1.89%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2008	[3]
U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Government Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund is a money market fund that seeks to achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The U.S. Government Money Market Fund invests in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and in repurchase agreements secured by such obligations. In normal market conditions, the Fund invests at least 80% of its assets in U.S. Government securities and in repurchase agreements secured by them. However, the Advisor will attempt to keep substantially all of the Fund's assets invested in these instruments. The Fund may also invest a portion of its net assets in tax exempt municipal obligations, including participation interests.

The Fund invests only in eligible securities as defined by Rule 2a-7 of the 1940 Act. Eligible securities generally must have received one of the two highest short-term ratings from at least two Nationally Recognized Statistical Ratings Organizations (such as S&P, Moody's or Fitch) or by one if only one rating organization has rated the security. If unrated, a security must be determined by the Advisor to be of comparable quality. The Fund currently invests exclusively in first tier securities. The Fund invests only in securities having remaining maturities of 397 days or less and maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life (portfolio maturity measured without reference to provisions that otherwise permit the maturity of certain adjustable rate securities to be deemed to be "shortened" to their next interest rate reset date) of 120 days or less. Immediately after any investment by the Fund in a security (other than a U.S. Government security or a security that is "guaranteed" by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective. The Fund's emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

Call Risk. Call risk is the possibility that during periods of falling interest rates, issuers may call securities with higher coupon or interest rates before maturity. If a security is called, the Fund may have to reinvest the proceeds at lower interest rates resulting in a decline in the Fund's income.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

General Economic and Market Conditions Risk. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or its investments or preclude the Fund's ability to achieve its investment objective.

Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Interest Rate Risk. The Fund's yield will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund's yield will also be low.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Liquidity Risk. Significant redemptions by large investors in the Fund could have a material adverse effect on the Fund's other shareholders and the net asset value could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing the Fund's average annual returns for the past 1, 5 and 10 years. The returns for the Fund for the periods prior to April 19, 2004 reflect the performance of a predecessor fund. Past performance does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

For the Fund's current seven-day yield, call 1-800-422-2766.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing the Fund's average annual returns for the past 1, 5 and 10 years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-422-2766
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rbcgam.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Government Money Market Fund – RBC Institutional Class 1 Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return as of September 30, 2011 was 0.03%.

During the periods shown in the chart for the U.S. Government Money Market Fund:

	Quarter	Year	Returns
Best quarter:	Q 1	2001	1.30%
Worst quarter:	Q1	2010	0. 02%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-422-2766

[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses of RBC Institutional Class 1 in order to limit total expenses (excluding interest, taxes, brokerage commissions, or non-routine expenses such as litigation) to 0.20%. This Expense Limitation Agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.
[2]	RBC Capital Markets, LLC ("RBC Capital Markets") has contractually agreed to waive distribution and service fees and/or reimburse the Fund in order to limit the total expenses of each class (excluding interest, brokerage commissions, taxes, or non-routine expenses such as litigation) to the net expenses in the table (0.30% in the case of RBC Institutional Class 2), subject to an annual maximum amount equal to the distribution and service fees payable to RBC Capital Markets. This Expense Limitation Agreement is in place until January 31, 2013 and may not be terminated by RBC Capital Markets prior to that date.
[3]	The inception date is November 21, 2008. Performance shown prior to the inception date is based on the performance, fees and expense of RBC Institutional Class 1 shares of the Fund, and its predecessors, and has not been adjusted to reflect the fees and expenses of RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class shares. If the performance could have been adjusted for fees and expenses, the 5 and 10 year performance shown for the RBC Select, Reserve and Investor Classes would have been lower.

Tax-Free Money Market Fund
Tax-Free Money Market Fund
Investment Objective

The Fund is a money market fund that seeks to achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees fees paid directly from your investment)
Shareholder Fees - Tax-Free Money Market Fund (USD $)	RBC Institutional Class 1	RBC Institutional Class 2	RBC Select Class	RBC Reserve Class	RBC Investor Class
Shareholder Fees (fees paid directly from your investment)	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Tax-Free Money Market Fund	RBC Institutional Class 1		RBC Institutional Class 2		RBC Select Class		RBC Reserve Class		RBC Investor Class
Management Fee	0.10%		0.10%		0.10%		0.10%		0.10%
Distribution and Service (12b-1) Fee	none		0.15%		0.80%		0.90%		1.00%
Shareholder Servicing Fee	0.05%		none		none		none		none
Other Expenses	0.04%		0.04%		0.04%		0.04%		0.04%
Total Other Expenses	0.09%		0.04%		0.04%		0.04%		0.04%
Total Annual Fund Operating Expenses	0.19%		0.29%		0.94%		1.04%		1.14%
Fee Waiver and/or Expense Reimbursement	none	[1]	none	[2]	(0.24%)	[2]	(0.19%)	[2]	(0.14%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.19%	[1]	0.29%	[2]	0.70%	[2]	0.85%	[2]	1.00%	[2]
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses of RBC Institutional Class 1 in order to limit total expenses (excluding interest, taxes, brokerage commissions, or non-routine expenses such as litigation) to 0.20%. This Expense Limitation Agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.
[2]	RBC Capital Markets, LLC ("RBC Capital Markets") has contractually agreed to waive distribution and service fees and/or reimburse the Fund in order to limit the total expenses of each class (excluding interest, brokerage commissions, taxes, or non-routine expenses such as litigation) to the net expenses in the table (0.30% in the case of RBC Institutional Class 2), subject to an annual maximum amount equal to the distribution and service fees payable to RBC Capital Markets. This Expense Limitation Agreement is in place until January 31, 2013 and may not be terminated by RBC Capital Markets prior to that date.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Tax-Free Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
RBC Institutional Class 1	19	61	107	243
RBC Institutional Class 2	30	93	163	368
RBC Select Class	72	276	497	1,133
RBC Reserve Class	87	312	556	1,254
RBC Investor Class	102	348	614	1,374

Principal Investment Strategies

The Tax-Free Money Market Fund invests in high quality debt obligations that pay interest that is exempt from federal income taxes including alternative minimum tax. In normal market conditions, the Fund invests at least 80% of its assets in tax-exempt securities. The Fund may also invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. However, the Fund normally will invest substantially all of its assets in tax-exempt securities.

The Fund invests only in eligible securities as defined by Rule 2a-7 of the 1940 Act. Eligible securities generally must have received one of the two highest short-term ratings from at least two Nationally Recognized Statistical Ratings Organizations (such as S&P, Moody's or Fitch) or by one if only one rating organization has rated the security. If unrated, a security must be determined by the Advisor to be of comparable quality. The Fund currently invests exclusively in first tier securities. The Fund invests only in securities having remaining maturities of 397 days or less and maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life (portfolio maturity measured without reference to provisions that otherwise permit the maturity of certain adjustable rate securities to be deemed to be "shortened" to their next interest rate reset date) of 120 days or less. Immediately after any investment by the Fund in a security (other than a U.S. Government security or a security that is "guaranteed" by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments.

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective. The Fund's emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

Call Risk. Call risk is the possibility that during periods of falling interest rates, issuers may call securities with higher coupon or interest rates before maturity. If a security is called, the Fund may have to reinvest the proceeds at lower interest rates resulting in a decline in the Fund's income.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses from late payments, failed payments or default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

General Economic and Market Conditions Risk. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or its investments or preclude the Fund's ability to achieve its investment objective.

Interest Rate Risk. The Fund's yield will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund's yield will also be low. Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. The Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Investments in the Fund are subject to additional risks associated with municipal securities.

Liquidity Risk. Significant redemptions by large investors in the Fund could have a material adverse effect on the Fund's other shareholders and the net asset value could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests. A portion of the Fund's distributions may be subject to the federal alternative minimum tax.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing the Fund's average annual returns for the past 1, 5 and 10 years. The returns for the Fund for the periods prior to April 19, 2004 reflect the performance of a predecessor fund. Past performance does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

For the Fund's current seven-day yield, call 1-800-422-2766.

Tax-Free Money Market Fund – RBC Institutional Class 1 Annual Total Returns

The year-to-date return as of September 30, 2011 was 0.05%.

During the periods shown in the chart for the Tax-Free Money Market Fund:

	Quarter	Year	Returns
Best quarter:	Q3	2007	0.76%
Worst quarter:	Q4	2010	0.04%

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Tax-Free Money Market Fund		Past Year	Past 5 Years	Past 10 Years	Inception Date
RBC Institutional Class 1		0.18%	1.59%	1.37%
RBC Institutional Class 2	[1]	0.08%	1.54%	1.35%	Nov 21, 2008
RBC Select Class	[1]	0.02%	1.46%	1.31%	Nov 21, 2008
RBC Reserve Class	[1]	0.02%	1.45%	1.30%	Nov 21, 2008
RBC Investor Class	[1]	0.02%	1.44%	1.30%	Nov 21, 2008
[1]	The inception date is November 21, 2008. Performance shown prior to the inception date is based on the performance, fees and expenses of RBC Institutional Class 1 shares of the Fund, and its predecessors, and has not been adjusted to reflect the fees and expenses of RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class shares. If the performance could have been adjusted for fees and expenses, the 5 and 10 year performance shown for the RBC Reserve and Investor Classes would have been lower.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
Tax-Free Money Market Fund | RBC Institutional Class 1
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%	[1]
1 Year	rr_ExpenseExampleYear01	19
3 Years	rr_ExpenseExampleYear03	61
5 Years	rr_ExpenseExampleYear05	107
10 Years	rr_ExpenseExampleYear10	243
Annual Return 2001	rr_AnnualReturn2001	2.21%
Annual Return 2002	rr_AnnualReturn2002	0.85%
Annual Return 2003	rr_AnnualReturn2003	0.43%
Annual Return 2004	rr_AnnualReturn2004	0.60%
Annual Return 2005	rr_AnnualReturn2005	1.72%
Annual Return 2006	rr_AnnualReturn2006	2.71%
Annual Return 2007	rr_AnnualReturn2007	2.98%
Annual Return 2008	rr_AnnualReturn2008	1.60%
Annual Return 2009	rr_AnnualReturn2009	0.48%
Annual Return 2010	rr_AnnualReturn2010	0.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.04%
Past Year	rr_AverageAnnualReturnYear01	0.18%
Past 5 Years	rr_AverageAnnualReturnYear05	1.59%
Past 10 Years	rr_AverageAnnualReturnYear10	1.37%
Tax-Free Money Market Fund | RBC Institutional Class 2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.15%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.29%	[2]
1 Year	rr_ExpenseExampleYear01	30
3 Years	rr_ExpenseExampleYear03	93
5 Years	rr_ExpenseExampleYear05	163
10 Years	rr_ExpenseExampleYear10	368
Past Year	rr_AverageAnnualReturnYear01	0.08%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	1.54%	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	1.35%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2008	[3]
Tax-Free Money Market Fund | RBC Select Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.80%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[2]
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	276
5 Years	rr_ExpenseExampleYear05	497
10 Years	rr_ExpenseExampleYear10	1,133
Past Year	rr_AverageAnnualReturnYear01	0.02%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	1.46%	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	1.31%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2008	[3]
Tax-Free Money Market Fund | RBC Reserve Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.90%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[2]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	556
10 Years	rr_ExpenseExampleYear10	1,254
Past Year	rr_AverageAnnualReturnYear01	0.02%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	1.45%	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	1.30%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2008	[3]
Tax-Free Money Market Fund | RBC Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[2]
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	348
5 Years	rr_ExpenseExampleYear05	614
10 Years	rr_ExpenseExampleYear10	1,374
Past Year	rr_AverageAnnualReturnYear01	0.02%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	1.44%	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	1.30%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2008	[3]
Tax-Free Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tax-Free Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund is a money market fund that seeks to achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Tax-Free Money Market Fund invests in high quality debt obligations that pay interest that is exempt from federal income taxes including alternative minimum tax. In normal market conditions, the Fund invests at least 80% of its assets in tax-exempt securities. The Fund may also invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. However, the Fund normally will invest substantially all of its assets in tax-exempt securities.

The Fund invests only in eligible securities as defined by Rule 2a-7 of the 1940 Act. Eligible securities generally must have received one of the two highest short-term ratings from at least two Nationally Recognized Statistical Ratings Organizations (such as S&P, Moody's or Fitch) or by one if only one rating organization has rated the security. If unrated, a security must be determined by the Advisor to be of comparable quality. The Fund currently invests exclusively in first tier securities. The Fund invests only in securities having remaining maturities of 397 days or less and maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life (portfolio maturity measured without reference to provisions that otherwise permit the maturity of certain adjustable rate securities to be deemed to be "shortened" to their next interest rate reset date) of 120 days or less. Immediately after any investment by the Fund in a security (other than a U.S. Government security or a security that is "guaranteed" by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective. The Fund's emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

Call Risk. Call risk is the possibility that during periods of falling interest rates, issuers may call securities with higher coupon or interest rates before maturity. If a security is called, the Fund may have to reinvest the proceeds at lower interest rates resulting in a decline in the Fund's income.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses from late payments, failed payments or default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

General Economic and Market Conditions Risk. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or its investments or preclude the Fund's ability to achieve its investment objective.

Interest Rate Risk. The Fund's yield will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund's yield will also be low. Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. The Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Investments in the Fund are subject to additional risks associated with municipal securities.

Liquidity Risk. Significant redemptions by large investors in the Fund could have a material adverse effect on the Fund's other shareholders and the net asset value could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests. A portion of the Fund's distributions may be subject to the federal alternative minimum tax.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing the Fund's average annual returns for the past 1, 5 and 10 years. The returns for the Fund for the periods prior to April 19, 2004 reflect the performance of a predecessor fund. Past performance does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

For the Fund's current seven-day yield, call 1-800-422-2766.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing the Fund's average annual returns for the past 1, 5 and 10 years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-422-2766
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rbcgam.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Tax-Free Money Market Fund – RBC Institutional Class 1 Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return as of September 30, 2011 was 0.05%.

During the periods shown in the chart for the Tax-Free Money Market Fund:

	Quarter	Year	Returns
Best quarter:	Q3	2007	0.76%
Worst quarter:	Q4	2010	0.04%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-422-2766

[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses of RBC Institutional Class 1 in order to limit total expenses (excluding interest, taxes, brokerage commissions, or non-routine expenses such as litigation) to 0.20%. This Expense Limitation Agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.
[2]	RBC Capital Markets, LLC ("RBC Capital Markets") has contractually agreed to waive distribution and service fees and/or reimburse the Fund in order to limit the total expenses of each class (excluding interest, brokerage commissions, taxes, or non-routine expenses such as litigation) to the net expenses in the table (0.30% in the case of RBC Institutional Class 2), subject to an annual maximum amount equal to the distribution and service fees payable to RBC Capital Markets. This Expense Limitation Agreement is in place until January 31, 2013 and may not be terminated by RBC Capital Markets prior to that date.
[3]	The inception date is November 21, 2008. Performance shown prior to the inception date is based on the performance, fees and expenses of RBC Institutional Class 1 shares of the Fund, and its predecessors, and has not been adjusted to reflect the fees and expenses of RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class shares. If the performance could have been adjusted for fees and expenses, the 5 and 10 year performance shown for the RBC Reserve and Investor Classes would have been lower.

Access Capital Community Investment Fund
Access Capital Community Investment Fund
Investment Objective
The Fund seeks to invest in geographically specific debt securities located in portions of the United States designated by Fund shareholders.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and under the subheading "Reducing the Initial Sales Charge on Purchases of Class A Shares" section on page 27 of this prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Access Capital Community Investment Fund	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.75%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Access Capital Community Investment Fund		Class A	Class I
Management Fees		0.63%	0.63%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses (includes 0.07% Interest Expense)	[1]	0.15%	0.15%
Total Annual Fund Operating Expenses		1.03%	0.78%
Fee Waiver and/or Expense Reimbursement		none	none
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		1.03%	0.78%
[1]	The Advisor has contractually agreed to waive fees or pay operating expenses through January 31, 2013, to maintain Other Expenses, which does not include Interest Expense, Management Fees or Distribution and Service (12b-1) Fees, at 0.20% of the Fund's average monthly gross assets less accrued liabilities, other than indebtedness for borrowing.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Access Capital Community Investment Fund (USD $)	Class A	Class I
One Year	476	80
Three Years	691	249
Five Years	922	433
Ten Years	1,587	966

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting the affordable housing industry in areas of the United States designated by Fund shareholders. Within those parameters, the Fund seeks a competitive return consisting of current income and capital appreciation. The Fund defines instruments supporting the "affordable housing industry" to include government-guaranteed loans, asset-backed securities, particularly mortgage-backed securities, small business loans, taxable municipal securities, and other instruments supporting affordable housing and economic development, and serving low- and moderate-income individuals and communities. These investments may involve private placement transactions and may include variable rate instruments. The Fund is non-diversified and, therefore, compared to a diversified investment company, the Fund may invest a greater percentage of its assets in securities of a particular issuer. The Fund may borrow money from banks and enter into reverse repurchase agreements to obtain additional funds to make investments.

Community Investments. At the time of their share purchase, investors meeting certain investment levels may elect to have their investment amount invested in particular areas of the United States as their preferred geographic focus or Designated Target Region. If, after six months, the Advisor is unable to make appropriate investments in a shareholder's Designated Target Region, the shareholder will have the option to redefine its Designated Target Region. Each shareholder's returns will be based on the investment performance of the Fund's blended overall portfolio of investments and not just on the performance of the assets in the Designated Target Region(s) selected by that shareholder.

The Fund expects that all of its investments will be considered eligible for regulatory credit under the Community Reinvestment Act of 1977 ("CRA") and that shares of the Fund will be eligible for regulatory credit under the CRA. The Fund intends to invest solely in qualified investments in Designated Target Regions.

Investment Program. The Fund is designed for investors seeking a competitive return on high quality debt securities that support underlying community development activities in distinct parts of the United States. Not all of the investors in the Fund are subject to CRA requirements, but may be seeking to make investments in underserved communities or to fulfill other socially responsible related investment objectives. Investors that are not subject to the CRA requirements do not receive CRA credit for their investments.

Concentration in the Affordable Housing Industry. The Fund concentrates in the affordable housing industry, which means it will invest at least 25% of its total assets in the affordable housing industry. The Fund may, however, invest up to 100% of its total assets in the affordable housing industry. The Fund will invest a significant amount of its assets in securities issued by Government National Mortgage Association ("Ginnie Mae") and government sponsored enterprises ("GSEs"), such as the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Housing Administration ("FHA") project loans, and tax-exempt debt issued by state housing finance authorities ("HFAs") to finance their work in affordable housing.

Credit Quality. The Fund will only invest in (i) securities in the highest category assigned by a nationally recognized statistical rating organization or, if unrated, are deemed by the Advisor to be of comparable quality, or (ii) securities issued or guaranteed by the U.S. Government, government agencies, or GSEs.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Additionally, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objectives.

Call Risk. Call risk is the possibility that during periods of falling interest rates, issuers may call securities with higher coupon or interest rates before maturity. If a security is called, the Fund may have to reinvest the proceeds at lower interest rates resulting in a decline in the Fund's income.

Concentration Risk. The Fund's investments are expected to be closely tied to the affordable housing industry and its performance may be more volatile than the performance of a fund that does not concentrate its investments in a particular economic industry or sector.

Coordination of Investments Risk. Many of the fixed-income private placement debt securities purchased by the Fund are developed by a variety of organizations that rely on other entities. A lack of interest of other entities in developing investments could adversely affect the economic and financial objectives of the Fund. A limited or dwindling supply of funds available for credit enhancement on Fund investments may adversely affect full realization of the Fund's investment objective. Regulatory or statutory changes may affect the willingness or ability of housing related entities to work in the affordable housing private placement area.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses from late payments, failed payments or default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

CRA Strategy Risk. Portfolio decisions take into account the Fund's goal of holding securities in designated geographic areas and will not be exclusively based on the investment characteristics of the securities, which may or may not have an adverse effect on the Fund's investment performance. CRA qualified securities in geographic areas sought by the Fund may not provide as favorable return as CRA qualified securities in other geographic areas. The Fund may sell securities for reasons relating to CRA qualification at times when such sales may not be desirable and may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund's investments. Such actions could limit or preclude the Fund's ability to achieve its investment objective.

Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. In September 2008, the U.S. Treasury and the Federal Housing Finance Agency ("FHFA") announced that Fannie Mae and Freddie Mac would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on the entities' debt and securities guaranteed by the entities is unclear.

Interest Rate Risk. The Fund's yield will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund's yield will also be low.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money. There can be no assurance of the continued availability of support from GSEs, HFAs, or other credit enhancers and changes in their credit ratings may constrain their value to the Fund as potential sources of credit enhancement.

Leverage Risk. Leverage may result from certain transactions, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund's portfolio securities, causing the Fund to be more volatile than if leverage was not used.

Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities or repurchase agreements with a maturity longer than seven days. There can be no assurance that a market will exist for an illiquid security at a certain time and it may be difficult or impossible to sell illiquid securities at desirable prices.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers and be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

Prepayment Risk. The value of some mortgage-backed and asset-backed securities in which the Fund invests may fall due to unanticipated levels of principal prepayments that can occur when interest rates decline.

Qualification for CRA Credit Risk. For an institution to receive CRA credit with respect to Fund shares, the Fund must hold CRA qualifying investments that relate to the institution's delineated CRA assessment area. The Fund expects that all investments will be considered eligible for regulatory credit under the CRA but there is no guarantee that an investor will receive CRA credit for their investment in the Fund.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of broad-based securities indexes. The Fund commenced operations on July 28, 2008 and the performance reflects the returns of a predecessor fund for the periods prior to July 28, 2008. The Fund's performance was restated in September 2009 to reflect (i) corrections in the amounts of certain historical dividend payments, and (ii) corrections to dates during the 2003 through 2006 time period on which certain dividend payments were reinvested. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Annual Total Returns for Class I Shares

The year-to-date return of Class I shares as of September 30, 2011 was 4.18%.

During the periods shown in the chart for the Fund:

	Quarter	Year	Returns
Best quarter:	Q3	2001	4.35%
Worst quarter:	Q2	2004	(1.27)%

Performance Table

The table below shows after-tax returns for Class I shares. After-tax returns for Class A shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. The inception date of the Fund (Class I) is July 1, 1998. Performance shown for Class A prior to its inception date (January 29, 2009) is based on the performance of Class I shares, adjusted to reflect the fees and expenses of Class A shares and the applicable sales charges.

Average Annual Total Returns
(for the periods ended December 31, 2010)

Average Annual Total Returns - Access Capital Community Investment Fund	Past Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
Class I	4.65%	5.34%	5.13%	5.27%	Jul 1, 1998
Class I After Taxes on Distributions	2.85%	3.55%	3.16%	3.21%
Class I After Taxes on Distributions and Sale of Shares	3.01%	3.50%	3.20%	3.24%
Class A	0.47%	4.39%	4.52%	4.66%	Jan 29, 2009
Barclays Capital U.S. Securitized Index (reflects no deduction for fees, expenses or taxes)	6.52%	6.14%	5.83%	5.98%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%	5.88%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
Access Capital Community Investment Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (includes 0.07% Interest Expense)	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.03%
One Year	rr_ExpenseExampleYear01	476
Three Years	rr_ExpenseExampleYear03	691
Five Years	rr_ExpenseExampleYear05	922
Ten Years	rr_ExpenseExampleYear10	1,587
Past Year	rr_AverageAnnualReturnYear01	0.47%
Past 5 Years	rr_AverageAnnualReturnYear05	4.39%
Past 10 Years	rr_AverageAnnualReturnYear10	4.52%
Since Inception	rr_AverageAnnualReturnSinceInception	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 2009
Access Capital Community Investment Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes 0.07% Interest Expense)	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.78%
One Year	rr_ExpenseExampleYear01	80
Three Years	rr_ExpenseExampleYear03	249
Five Years	rr_ExpenseExampleYear05	433
Ten Years	rr_ExpenseExampleYear10	966
Annual Return 2001	rr_AnnualReturn2001	6.65%
Annual Return 2002	rr_AnnualReturn2002	9.13%
Annual Return 2003	rr_AnnualReturn2003	1.95%
Annual Return 2004	rr_AnnualReturn2004	5.02%
Annual Return 2005	rr_AnnualReturn2005	1.99%
Annual Return 2006	rr_AnnualReturn2006	4.57%
Annual Return 2007	rr_AnnualReturn2007	5.47%
Annual Return 2008	rr_AnnualReturn2008	3.11%
Annual Return 2009	rr_AnnualReturn2009	8.99%
Annual Return 2010	rr_AnnualReturn2010	4.65%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.27%)
Past Year	rr_AverageAnnualReturnYear01	4.65%
Past 5 Years	rr_AverageAnnualReturnYear05	5.34%
Past 10 Years	rr_AverageAnnualReturnYear10	5.13%
Since Inception	rr_AverageAnnualReturnSinceInception	5.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1998
Access Capital Community Investment Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	2.85%
Past 5 Years	rr_AverageAnnualReturnYear05	3.55%
Past 10 Years	rr_AverageAnnualReturnYear10	3.16%
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
Access Capital Community Investment Fund | Class I | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	3.01%
Past 5 Years	rr_AverageAnnualReturnYear05	3.50%
Past 10 Years	rr_AverageAnnualReturnYear10	3.20%
Since Inception	rr_AverageAnnualReturnSinceInception	3.24%
Access Capital Community Investment Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Access Capital Community Investment Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to invest in geographically specific debt securities located in portions of the United States designated by Fund shareholders.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and under the subheading "Reducing the Initial Sales Charge on Purchases of Class A Shares" section on page 27 of this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting the affordable housing industry in areas of the United States designated by Fund shareholders. Within those parameters, the Fund seeks a competitive return consisting of current income and capital appreciation. The Fund defines instruments supporting the "affordable housing industry" to include government-guaranteed loans, asset-backed securities, particularly mortgage-backed securities, small business loans, taxable municipal securities, and other instruments supporting affordable housing and economic development, and serving low- and moderate-income individuals and communities. These investments may involve private placement transactions and may include variable rate instruments. The Fund is non-diversified and, therefore, compared to a diversified investment company, the Fund may invest a greater percentage of its assets in securities of a particular issuer. The Fund may borrow money from banks and enter into reverse repurchase agreements to obtain additional funds to make investments.

Community Investments. At the time of their share purchase, investors meeting certain investment levels may elect to have their investment amount invested in particular areas of the United States as their preferred geographic focus or Designated Target Region. If, after six months, the Advisor is unable to make appropriate investments in a shareholder's Designated Target Region, the shareholder will have the option to redefine its Designated Target Region. Each shareholder's returns will be based on the investment performance of the Fund's blended overall portfolio of investments and not just on the performance of the assets in the Designated Target Region(s) selected by that shareholder.

The Fund expects that all of its investments will be considered eligible for regulatory credit under the Community Reinvestment Act of 1977 ("CRA") and that shares of the Fund will be eligible for regulatory credit under the CRA. The Fund intends to invest solely in qualified investments in Designated Target Regions.

Investment Program. The Fund is designed for investors seeking a competitive return on high quality debt securities that support underlying community development activities in distinct parts of the United States. Not all of the investors in the Fund are subject to CRA requirements, but may be seeking to make investments in underserved communities or to fulfill other socially responsible related investment objectives. Investors that are not subject to the CRA requirements do not receive CRA credit for their investments.

Concentration in the Affordable Housing Industry. The Fund concentrates in the affordable housing industry, which means it will invest at least 25% of its total assets in the affordable housing industry. The Fund may, however, invest up to 100% of its total assets in the affordable housing industry. The Fund will invest a significant amount of its assets in securities issued by Government National Mortgage Association ("Ginnie Mae") and government sponsored enterprises ("GSEs"), such as the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Housing Administration ("FHA") project loans, and tax-exempt debt issued by state housing finance authorities ("HFAs") to finance their work in affordable housing.

Credit Quality. The Fund will only invest in (i) securities in the highest category assigned by a nationally recognized statistical rating organization or, if unrated, are deemed by the Advisor to be of comparable quality, or (ii) securities issued or guaranteed by the U.S. Government, government agencies, or GSEs.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Additionally, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objectives.

Call Risk. Call risk is the possibility that during periods of falling interest rates, issuers may call securities with higher coupon or interest rates before maturity. If a security is called, the Fund may have to reinvest the proceeds at lower interest rates resulting in a decline in the Fund's income.

Concentration Risk. The Fund's investments are expected to be closely tied to the affordable housing industry and its performance may be more volatile than the performance of a fund that does not concentrate its investments in a particular economic industry or sector.

Coordination of Investments Risk. Many of the fixed-income private placement debt securities purchased by the Fund are developed by a variety of organizations that rely on other entities. A lack of interest of other entities in developing investments could adversely affect the economic and financial objectives of the Fund. A limited or dwindling supply of funds available for credit enhancement on Fund investments may adversely affect full realization of the Fund's investment objective. Regulatory or statutory changes may affect the willingness or ability of housing related entities to work in the affordable housing private placement area.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses from late payments, failed payments or default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

CRA Strategy Risk. Portfolio decisions take into account the Fund's goal of holding securities in designated geographic areas and will not be exclusively based on the investment characteristics of the securities, which may or may not have an adverse effect on the Fund's investment performance. CRA qualified securities in geographic areas sought by the Fund may not provide as favorable return as CRA qualified securities in other geographic areas. The Fund may sell securities for reasons relating to CRA qualification at times when such sales may not be desirable and may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund's investments. Such actions could limit or preclude the Fund's ability to achieve its investment objective.

Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. In September 2008, the U.S. Treasury and the Federal Housing Finance Agency ("FHFA") announced that Fannie Mae and Freddie Mac would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on the entities' debt and securities guaranteed by the entities is unclear.

Interest Rate Risk. The Fund's yield will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund's yield will also be low.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money. There can be no assurance of the continued availability of support from GSEs, HFAs, or other credit enhancers and changes in their credit ratings may constrain their value to the Fund as potential sources of credit enhancement.

Leverage Risk. Leverage may result from certain transactions, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund's portfolio securities, causing the Fund to be more volatile than if leverage was not used.

Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities or repurchase agreements with a maturity longer than seven days. There can be no assurance that a market will exist for an illiquid security at a certain time and it may be difficult or impossible to sell illiquid securities at desirable prices.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers and be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

Prepayment Risk. The value of some mortgage-backed and asset-backed securities in which the Fund invests may fall due to unanticipated levels of principal prepayments that can occur when interest rates decline.

Qualification for CRA Credit Risk. For an institution to receive CRA credit with respect to Fund shares, the Fund must hold CRA qualifying investments that relate to the institution's delineated CRA assessment area. The Fund expects that all investments will be considered eligible for regulatory credit under the CRA but there is no guarantee that an investor will receive CRA credit for their investment in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund will change daily, which means that you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers and be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of broad-based securities indexes. The Fund commenced operations on July 28, 2008 and the performance reflects the returns of a predecessor fund for the periods prior to July 28, 2008. The Fund's performance was restated in September 2009 to reflect (i) corrections in the amounts of certain historical dividend payments, and (ii) corrections to dates during the 2003 through 2006 time period on which certain dividend payments were reinvested. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of broad-based securities indexes.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-422-2766
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rbcgam.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return of Class I shares as of September 30, 2011 was 4.18%.

During the periods shown in the chart for the Fund:

	Quarter	Year	Returns
Best quarter:	Q3	2001	4.35%
Worst quarter:	Q2	2004	(1.27)%

Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table below shows after-tax returns for Class I shares. After-tax returns for Class A shares will differ.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows after-tax returns for Class I shares. After-tax returns for Class A shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. The inception date of the Fund (Class I) is July 1, 1998. Performance shown for Class A prior to its inception date (January 29, 2009) is based on the performance of Class I shares, adjusted to reflect the fees and expenses of Class A shares and the applicable sales charges.

Average Annual Total Returns
(for the periods ended December 31, 2010)

Access Capital Community Investment Fund | Barclays Capital U.S. Securitized Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	6.52%
Past 5 Years	rr_AverageAnnualReturnYear05	6.14%
Past 10 Years	rr_AverageAnnualReturnYear10	5.83%
Since Inception	rr_AverageAnnualReturnSinceInception	5.98%
Access Capital Community Investment Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	6.54%
Past 5 Years	rr_AverageAnnualReturnYear05	5.80%
Past 10 Years	rr_AverageAnnualReturnYear10	5.84%
Since Inception	rr_AverageAnnualReturnSinceInception	5.88%

[1]	The Advisor has contractually agreed to waive fees or pay operating expenses through January 31, 2013, to maintain Other Expenses, which does not include Interest Expense, Management Fees or Distribution and Service (12b-1) Fees, at 0.20% of the Fund's average monthly gross assets less accrued liabilities, other than indebtedness for borrowing.

RBC U.S. Long Corporate Fund
RBC U.S. Long Corporate Fund
Investment Objective
The Fund seeks to maximize a risk-adjusted total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	RBC U.S. Long Corporate Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		RBC U.S. Long Corporate Fund
Management Fees	[1]	none
Distribution and Service (12b-1) Fees		none
Other Expenses		2.40%
Total Annual Fund Operating Expenses		2.40%
Fee Waiver and/or Expense Reimbursement	[2]	(2.40%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		none
[1]	The Fund will not pay the Advisor directly for advisory services. The Fund is designed to be a component of separately managed accounts for clients of RBC GAM (U.S.), and is not available for direct investment by the general public. You should carefully read the investment advisory agreement between you and RBC GAM (U.S.), which is required to include information about the fees charged to you by RBC GAM (U.S.).
[2]	The Advisor has contractually agreed to waive fees and/or pay Fund operating expenses in order to limit the "Total Annual Fund Operating Expenses" of the Fund to 0.00% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, or non-routine expenses such as litigation). This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	RBC U.S. Long Corporate Fund
One Year	none
Three Years	517

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the fiscal period May 31, 2011 (commencement of operations) through September 30, 2011, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective through investments in a diversified portfolio of long-term investment-grade corporate bonds.

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. corporate bonds, and invests at least 90% of its assets in fixed income instruments and up to 10% of its assets in cash or cash equivalents. The dollar-weighted average portfolio maturity of the Fund is expected to be more than ten years.

The Fund seeks to deliver positive excess returns relative to the Barclays Capital U.S. Long Corporate Index over a full market cycle.

The average credit quality of the Fund's portfolio holdings is expected to be "BBB" or better as determined by Standard & Poor's Financial Services LLC, a division of the McGraw Hill Companies, Inc. ("S&P") or Fitch, Inc. ("Fitch"), or "Baa2" as determined by Moody's Investors Service, Inc. ("Moody's"). The minimum rating of each investment at the time of purchase will be "BBB-" as determined by S&P or Fitch, or "Baa3" as determined by Moody's, or, if unrated, is deemed to be of comparable quality by the Advisor.

The Fund's portfolio may include the following principal investments:

•

cash and money market securities, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities, and money market funds;

•

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government, corporate debt, private placements, taxable municipal bonds, hybrid corporate debt, bank trust preferred securities, and convertible bonds;

•

derivatives, including, but not limited to, futures and options on eligible securities, caps, floors, interest rate swaps, credit default swaps or other credit derivatives, and currency forwards or other currency instruments; and

•	other securities, including, but not limited to, units of commingled trust funds or other pooled vehicles that hold eligible securities.

Principal Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund is not a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund's investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. RBC GAM (U.S.) will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment objective, but there can be no assurance that it will be successful in doing so.

Interest Rate Risk. The values of some or all of the Fund's investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund's investment portfolio, the greater the sensitivity to changes in interest rates.

Issuer/Credit Risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security's credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund's portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or "covering" the transactions that introduce such risk.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund's portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Performance Information

Performance information is not included because the Fund does not have a full calendar year of performance as of the date of this Prospectus. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
RBC U.S. Long Corporate Fund | RBC U.S. Long Corporate Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.40%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	none
One Year	rr_ExpenseExampleYear01	none
Three Years	rr_ExpenseExampleYear03	517
RBC U.S. Long Corporate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBC U.S. Long Corporate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize a risk-adjusted total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the fiscal period May 31, 2011 (commencement of operations) through September 30, 2011, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective through investments in a diversified portfolio of long-term investment-grade corporate bonds.

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. corporate bonds, and invests at least 90% of its assets in fixed income instruments and up to 10% of its assets in cash or cash equivalents. The dollar-weighted average portfolio maturity of the Fund is expected to be more than ten years.

The Fund seeks to deliver positive excess returns relative to the Barclays Capital U.S. Long Corporate Index over a full market cycle.

The average credit quality of the Fund's portfolio holdings is expected to be "BBB" or better as determined by Standard & Poor's Financial Services LLC, a division of the McGraw Hill Companies, Inc. ("S&P") or Fitch, Inc. ("Fitch"), or "Baa2" as determined by Moody's Investors Service, Inc. ("Moody's"). The minimum rating of each investment at the time of purchase will be "BBB-" as determined by S&P or Fitch, or "Baa3" as determined by Moody's, or, if unrated, is deemed to be of comparable quality by the Advisor.

The Fund's portfolio may include the following principal investments:

•

cash and money market securities, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities, and money market funds;

•

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government, corporate debt, private placements, taxable municipal bonds, hybrid corporate debt, bank trust preferred securities, and convertible bonds;

•

derivatives, including, but not limited to, futures and options on eligible securities, caps, floors, interest rate swaps, credit default swaps or other credit derivatives, and currency forwards or other currency instruments; and

•	other securities, including, but not limited to, units of commingled trust funds or other pooled vehicles that hold eligible securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund is not a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund's investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. RBC GAM (U.S.) will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment objective, but there can be no assurance that it will be successful in doing so.

Interest Rate Risk. The values of some or all of the Fund's investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund's investment portfolio, the greater the sensitivity to changes in interest rates.

Issuer/Credit Risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security's credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund's portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or "covering" the transactions that introduce such risk.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund's portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information is not included because the Fund does not have a full calendar year of performance as of the date of this Prospectus. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not included because the Fund does not have a full calendar year of performance as of the date of this Prospectus. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

[1]	The Fund will not pay the Advisor directly for advisory services. The Fund is designed to be a component of separately managed accounts for clients of RBC GAM (U.S.), and is not available for direct investment by the general public. You should carefully read the investment advisory agreement between you and RBC GAM (U.S.), which is required to include information about the fees charged to you by RBC GAM (U.S.).
[2]	The Advisor has contractually agreed to waive fees and/or pay Fund operating expenses in order to limit the "Total Annual Fund Operating Expenses" of the Fund to 0.00% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, or non-routine expenses such as litigation). This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

RBC U.S. Investment Grade Corporate Fund
RBC U.S. Investment Grade Corporate Fund
Investment Objective
The Fund seeks to maximize a risk-adjusted total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	RBC U.S. Investment Grade Corporate Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		RBC U.S. Investment Grade Corporate Fund
Management Fees	[1][2]	none
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[1]	1.61%
Total Annual Fund Operating Expenses	[1]	1.61%
Fee Waiver and/or Expense Reimbursement	[1][3]	(1.61%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1][3]	none
[1]	The Fund is new, so the operating expenses shown are based on anticipated fees and expenses for the current year.
[2]	The Fund will not pay the Advisor directly for advisory services. The Fund is designed to be a component of separately managed accounts for clients of RBC GAM (U.S.), and is not available for direct investment by the general public. You should carefully read the investment advisory agreement between you and RBC GAM (U.S.), which is required to include information about the fees charged to you by RBC GAM (U.S.).
[3]	The Advisor has contractually agreed to waive fees and/or pay Fund operating expenses in order to limit the "Total Annual Fund Operating Expenses" of the Fund to 0.00% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, or non-routine expenses such as litigation). This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	RBC U.S. Investment Grade Corporate Fund
One Year	none
Three Years	350

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The most recent year's turnover rate has not been provided because the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

The Fund seeks to achieve it investment objective through investments in a diversified portfolio of investment grade corporate bonds.

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. investment grade corporate bonds (corporate bonds rated equal to or higher than "BBB-" as determined by S&P or Fitch, or "Baa3" as determined by Moody's), and invests at least 90% of its assets in fixed income instruments, and up to 10% of its assets in cash or cash equivalents.

The Fund seeks to deliver positive excess returns relative to the Barclays Capital U.S. Intermediate Corporate Index over a full market cycle.

The average credit quality of the Fund's portfolio holdings is expected to be "BBB" or better as determined by S&P or Fitch, or "Baa2" as determined by Moody's. The minimum rating of each investment at the time of purchase will be "BBB-" as determined by S&P or Fitch, or "Baa3" as determined by Moody's, or, if unrated, is deemed to be of comparable quality by the Advisor. The Fund will allocate investments across multiple sectors of the corporate market.

The Fund's portfolio may include the following principal investments:

•

cash and money market securities, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities, and money market funds;

•

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government, corporate debt, private placements, taxable municipal bonds, hybrid corporate debt, bank trust preferred securities, and convertible bonds;

•

derivatives, including, but not limited to, futures and options on eligible securities, caps, floors, interest rate swaps, credit default swaps or other credit derivatives, and currency forwards or other currency instruments; and

•	other securities, including, but not limited to, units of commingled trust funds or other pooled vehicles that hold eligible securities.

Principal Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund is not a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund's investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. RBC GAM (U.S.) will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment objective, but there can be no assurance that it will be successful in doing so.

Interest Rate Risk. The values of some or all of the Fund's investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund's investment portfolio, the greater the sensitivity to changes in interest rates.

Issuer/Credit Risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security's credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund's portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or "covering" the transactions that introduce such risk.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund's portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Performance Information

The Fund has not commenced operations as of the date of this Prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
RBC U.S. Investment Grade Corporate Fund | RBC U.S. Investment Grade Corporate Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.61%)	[1],[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	none	[1],[3]
One Year	rr_ExpenseExampleYear01	none
Three Years	rr_ExpenseExampleYear03	350
RBC U.S. Investment Grade Corporate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBC U.S. Investment Grade Corporate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize a risk-adjusted total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The most recent year's turnover rate has not been provided because the Fund had not commenced operations as of the date of this Prospectus.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve it investment objective through investments in a diversified portfolio of investment grade corporate bonds.

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. investment grade corporate bonds (corporate bonds rated equal to or higher than "BBB-" as determined by S&P or Fitch, or "Baa3" as determined by Moody's), and invests at least 90% of its assets in fixed income instruments, and up to 10% of its assets in cash or cash equivalents.

The Fund seeks to deliver positive excess returns relative to the Barclays Capital U.S. Intermediate Corporate Index over a full market cycle.

The average credit quality of the Fund's portfolio holdings is expected to be "BBB" or better as determined by S&P or Fitch, or "Baa2" as determined by Moody's. The minimum rating of each investment at the time of purchase will be "BBB-" as determined by S&P or Fitch, or "Baa3" as determined by Moody's, or, if unrated, is deemed to be of comparable quality by the Advisor. The Fund will allocate investments across multiple sectors of the corporate market.

The Fund's portfolio may include the following principal investments:

•

cash and money market securities, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities, and money market funds;

•

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government, corporate debt, private placements, taxable municipal bonds, hybrid corporate debt, bank trust preferred securities, and convertible bonds;

•

derivatives, including, but not limited to, futures and options on eligible securities, caps, floors, interest rate swaps, credit default swaps or other credit derivatives, and currency forwards or other currency instruments; and

•	other securities, including, but not limited to, units of commingled trust funds or other pooled vehicles that hold eligible securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund is not a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund's investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. RBC GAM (U.S.) will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment objective, but there can be no assurance that it will be successful in doing so.

Interest Rate Risk. The values of some or all of the Fund's investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund's investment portfolio, the greater the sensitivity to changes in interest rates.

Issuer/Credit Risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security's credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund's portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or "covering" the transactions that introduce such risk.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund's portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not commenced operations as of the date of this Prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this Prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

[1]	The Fund is new, so the operating expenses shown are based on anticipated fees and expenses for the current year.
[2]	The Fund will not pay the Advisor directly for advisory services. The Fund is designed to be a component of separately managed accounts for clients of RBC GAM (U.S.), and is not available for direct investment by the general public. You should carefully read the investment advisory agreement between you and RBC GAM (U.S.), which is required to include information about the fees charged to you by RBC GAM (U.S.).
[3]	The Advisor has contractually agreed to waive fees and/or pay Fund operating expenses in order to limit the "Total Annual Fund Operating Expenses" of the Fund to 0.00% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, or non-routine expenses such as litigation). This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

RBC U.S. High Yield Corporate Fund
RBC U.S. High Yield Corporate Fund
Investment Objective
The Fund seeks to provide a high level of total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	RBC U.S. High Yield Corporate Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		RBC U.S. High Yield Corporate Fund
Management Fees	[1][2]	none
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[1]	1.61%
Total Annual Fund Operating Expenses	[1]	1.61%
Fee Waiver and/or Expense Reimbursement	[1][3]	(1.61%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1][3]	none
[1]	The Fund is new, so the operating expenses shown are based on anticipated fees and expenses for the current year.
[2]	The Fund will not pay the Advisor directly for advisory services. The Fund is designed to be a component of separately managed accounts for clients of RBC GAM (U.S.), and is not available for direct investment by the general public. You should carefully read the investment advisory agreement between you and RBC GAM (U.S.), which is required to include information about the fees charged to you by RBC GAM (U.S.).
[3]	The Advisor has contractually agreed to waive fees and/or pay Fund operating expenses in order to limit the "Total Annual Fund Operating Expenses" of the Fund to 0.00% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, or non-routine expenses such as litigation). This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	RBC U.S. High Yield Corporate Fund
One Year	none
Three Years	350

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The most recent year's turnover rate has not been provided because the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

The Fund seeks to achieve its investment objective primarily through investments in a diversified portfolio of below investment grade corporate bonds.

Under normal circumstances, the Fund invests at least 80% of its assets in assets in lower-rated, high yield U.S. corporate bonds commonly referred to as "junk bonds" (corporate bonds rated below "BBB-" as determined by S&P or Fitch, or "Baa3" as determined by Moody's), and invests at least 90% of its assets in fixed income instruments, and up to 10% of its assets in cash or cash equivalents.

The Fund seeks to deliver positive excess returns relative to the Bank of America Merrill Lynch U.S. High Yield Cash Pay Index over a full market cycle.

The average credit quality of the Fund's portfolio holdings is expected to be "BB-" or better as determined by S&P or Fitch, or "Ba3" as determined by Moody's. The minimum rating of each investment at the time of purchase will be "CCC" as determined by S&P or Fitch, or "Caa2" as determined by Moody's, or, if unrated, is deemed to be of comparable quality by the Advisor.

The Fund will allocate investments across multiple sectors of the corporate market. The Fund's portfolio may include the following principal investments:

•

cash and money market securities, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities, and money market funds;

•

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government, corporate debt, private placements, taxable municipal bonds, hybrid corporate debt, bank trust preferred securities, and convertible bonds;

•

derivatives, including, but not limited to, futures and options on eligible securities, caps, floors, interest rate swaps, credit default swaps or other credit derivatives, and currency forwards or other currency instruments; and

•	other securities, including, but not limited to, units of commingled trust funds or other pooled vehicles that hold eligible securities.

Principal Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund is not a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund's investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. RBC GAM (U.S.) will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment objective, but there can be no assurance that it will be successful in doing so.

High Yield Securities Risk. The Advisor expects to invest substantially in high yield securities (commonly known as "junk bonds"), which are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. High yield securities, which are non-investment grade fixed income securities and unrated securities of comparable credit quality are considered speculative and have a higher risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Interest Rate Risk. The values of some or all of the Fund's investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund's investment portfolio, the greater the sensitivity to changes in interest rates.

Issuer/Credit Risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security's credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund's portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or "covering" the transactions that introduce such risk.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund's portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Performance Information

The Fund has not commenced operations as of the date of this Prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
RBC U.S. High Yield Corporate Fund | RBC U.S. High Yield Corporate Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.61%)	[1],[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	none	[1],[3]
One Year	rr_ExpenseExampleYear01	none
Three Years	rr_ExpenseExampleYear03	350
RBC U.S. High Yield Corporate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBC U.S. High Yield Corporate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The most recent year's turnover rate has not been provided because the Fund had not commenced operations as of the date of this Prospectus.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective primarily through investments in a diversified portfolio of below investment grade corporate bonds.

Under normal circumstances, the Fund invests at least 80% of its assets in assets in lower-rated, high yield U.S. corporate bonds commonly referred to as "junk bonds" (corporate bonds rated below "BBB-" as determined by S&P or Fitch, or "Baa3" as determined by Moody's), and invests at least 90% of its assets in fixed income instruments, and up to 10% of its assets in cash or cash equivalents.

The Fund seeks to deliver positive excess returns relative to the Bank of America Merrill Lynch U.S. High Yield Cash Pay Index over a full market cycle.

The average credit quality of the Fund's portfolio holdings is expected to be "BB-" or better as determined by S&P or Fitch, or "Ba3" as determined by Moody's. The minimum rating of each investment at the time of purchase will be "CCC" as determined by S&P or Fitch, or "Caa2" as determined by Moody's, or, if unrated, is deemed to be of comparable quality by the Advisor.

The Fund will allocate investments across multiple sectors of the corporate market. The Fund's portfolio may include the following principal investments:

•

cash and money market securities, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities, and money market funds;

•

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government, corporate debt, private placements, taxable municipal bonds, hybrid corporate debt, bank trust preferred securities, and convertible bonds;

•

derivatives, including, but not limited to, futures and options on eligible securities, caps, floors, interest rate swaps, credit default swaps or other credit derivatives, and currency forwards or other currency instruments; and

•	other securities, including, but not limited to, units of commingled trust funds or other pooled vehicles that hold eligible securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund is not a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund's investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. RBC GAM (U.S.) will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment objective, but there can be no assurance that it will be successful in doing so.

High Yield Securities Risk. The Advisor expects to invest substantially in high yield securities (commonly known as "junk bonds"), which are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. High yield securities, which are non-investment grade fixed income securities and unrated securities of comparable credit quality are considered speculative and have a higher risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Interest Rate Risk. The values of some or all of the Fund's investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund's investment portfolio, the greater the sensitivity to changes in interest rates.

Issuer/Credit Risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security's credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund's portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or "covering" the transactions that introduce such risk.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund's portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not commenced operations as of the date of this Prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this Prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

[1]	The Fund is new, so the operating expenses shown are based on anticipated fees and expenses for the current year.
[2]	The Fund will not pay the Advisor directly for advisory services. The Fund is designed to be a component of separately managed accounts for clients of RBC GAM (U.S.), and is not available for direct investment by the general public. You should carefully read the investment advisory agreement between you and RBC GAM (U.S.), which is required to include information about the fees charged to you by RBC GAM (U.S.).
[3]	The Advisor has contractually agreed to waive fees and/or pay Fund operating expenses in order to limit the "Total Annual Fund Operating Expenses" of the Fund to 0.00% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, or non-routine expenses such as litigation). This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

RBC U.S. PRisM 1 Fund
RBC U.S. PRisM 1 Fund
Investment Objective
The Fund seeks to provide interest income with an effective duration and term structure consistent with shareholder risk matching objectives.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	RBC U.S. PRisM 1 Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		RBC U.S. PRisM 1 Fund
Management Fees	[1][2]	none
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[1]	1.61%
Total Annual Fund Operating Expenses	[1]	1.61%
Fee Waiver and/or Expense Reimbursement	[2][3]	(1.61%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2][3]	none
[1]	The Fund is new, so the operating expenses shown are based on anticipated fees and expenses for the current year.
[2]	The Fund will not pay the Advisor directly for advisory services. The Fund is designed to be a component of separately managed accounts for clients of RBC GAM (U.S.), and is not available for direct investment by the general public. You should carefully read the investment advisory agreement between you and RBC GAM (U.S.), which is required to include information about the fees charged to you by RBC GAM (U.S.).
[3]	The Advisor has contractually agreed to waive fees and/or pay Fund operating expenses in order to limit the "Total Annual Fund Operating Expenses" of the Fund to 0.00% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, or non-routine expenses such as litigation). This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	RBC U.S. PRisM 1 Fund
One Year	none
Three Years	350

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The most recent year's turnover rate has not been provided because the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. government and agency securities.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing 90-100% of its assets in fixed income instruments and 0-10% in cash or cash equivalents.

The duration of the Fund will vary from 0 to 15 years.

The average credit quality of the Fund's portfolio holdings is expected to be "AA+" as determined by S&P, "AAA" as determined by Fitch, or "Aaa" as determined by Moody's. The minimum rating of each investment (or issuer) at the time of purchase will be "AA+" as determined by S&P, "AAA" as determined by Fitch, or "Aaa" as determined by Moody's, or, if unrated, is deemed to be of comparable quality by the Advisor. Direct obligations of the U.S. Treasury will be deemed to have an "AA+" rating as graded by S&P, an "AAA" rating as graded by Fitch, or an "Aaa" rating as graded by Moody's.

The Fund may invest no more than 10% of its total assets in any one issuer, except in securities guaranteed by the U.S. Treasury or U.S. government agencies.

The Fund's portfolio may include the following principal investments:

•

cash and money market securities, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities, and money market funds;

•

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government, repurchase and reverse repurchase transactions, and private placements; and

•	derivatives, including, but not limited to, futures and options and over-the-counter derivatives on eligible securities, and interest rate derivatives.

Principal Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund is not a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund's investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. RBC GAM (U.S.) will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment objective, but there can be no assurance that it will be successful in doing so.

Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Interest Rate Risk. The values of some or all of the Fund's investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund's investment portfolio, the greater the sensitivity to changes in interest rates.

Issuer/Credit Risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security's credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund's portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or "covering" the transactions that introduce such risk.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund's portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Performance Information

The Fund has not commenced operations as of the date of this Prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
RBC U.S. PRisM 1 Fund | RBC U.S. PRisM 1 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.61%)	[2],[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	none	[2],[3]
One Year	rr_ExpenseExampleYear01	none
Three Years	rr_ExpenseExampleYear03	350
RBC U.S. PRisM 1 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBC U.S. PRisM 1 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide interest income with an effective duration and term structure consistent with shareholder risk matching objectives.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The most recent year's turnover rate has not been provided because the Fund had not commenced operations as of the date of this Prospectus.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. government and agency securities.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing 90-100% of its assets in fixed income instruments and 0-10% in cash or cash equivalents.

The duration of the Fund will vary from 0 to 15 years.

The average credit quality of the Fund's portfolio holdings is expected to be "AA+" as determined by S&P, "AAA" as determined by Fitch, or "Aaa" as determined by Moody's. The minimum rating of each investment (or issuer) at the time of purchase will be "AA+" as determined by S&P, "AAA" as determined by Fitch, or "Aaa" as determined by Moody's, or, if unrated, is deemed to be of comparable quality by the Advisor. Direct obligations of the U.S. Treasury will be deemed to have an "AA+" rating as graded by S&P, an "AAA" rating as graded by Fitch, or an "Aaa" rating as graded by Moody's.

The Fund may invest no more than 10% of its total assets in any one issuer, except in securities guaranteed by the U.S. Treasury or U.S. government agencies.

The Fund's portfolio may include the following principal investments:

•

cash and money market securities, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities, and money market funds;

•

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government, repurchase and reverse repurchase transactions, and private placements; and

•	derivatives, including, but not limited to, futures and options and over-the-counter derivatives on eligible securities, and interest rate derivatives.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund is not a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund's investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. RBC GAM (U.S.) will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment objective, but there can be no assurance that it will be successful in doing so.

Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Interest Rate Risk. The values of some or all of the Fund's investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund's investment portfolio, the greater the sensitivity to changes in interest rates.

Issuer/Credit Risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security's credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund's portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or "covering" the transactions that introduce such risk.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund's portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not commenced operations as of the date of this Prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this Prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

[1]	The Fund is new, so the operating expenses shown are based on anticipated fees and expenses for the current year.
[2]	The Fund will not pay the Advisor directly for advisory services. The Fund is designed to be a component of separately managed accounts for clients of RBC GAM (U.S.), and is not available for direct investment by the general public. You should carefully read the investment advisory agreement between you and RBC GAM (U.S.), which is required to include information about the fees charged to you by RBC GAM (U.S.).
[3]	The Advisor has contractually agreed to waive fees and/or pay Fund operating expenses in order to limit the "Total Annual Fund Operating Expenses" of the Fund to 0.00% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, or non-routine expenses such as litigation). This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

RBC U.S. PRisM 2 Fund
RBC U.S. PRisM 2 Fund
Investment Objective
The Fund seeks to provide interest income with an effective duration and term structure consistent with shareholder risk matching objectives.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	RBC U.S. PRisM 2 Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		RBC U.S. PRisM 2 Fund
Management Fees	[1][2]	none
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[1]	1.61%
Total Annual Fund Operating Expenses	[1]	1.61%
Fee Waiver and/or Expense Reimbursement	[1][3]	(1.61%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1][3]	none
[1]	The Fund is new, so the operating expenses shown are based on anticipated fees and expenses for the current year.
[2]	The Fund will not pay the Advisor directly for advisory services. The Fund is designed to be a component of separately managed accounts for clients of RBC GAM (U.S.), and is not available for direct investment by the general public. You should carefully read the investment advisory agreement between you and RBC GAM (U.S.), which is required to include information about the fees charged to you by RBC GAM (U.S.).
[3]	The Advisor has contractually agreed to waive fees and/or pay Fund operating expenses in order to limit the "Total Annual Fund Operating Expenses" of the Fund to 0.00% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, or non-routine expenses such as litigation). This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	RBC U.S. PRisM 2 Fund
One Year	none
Three Years	350

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The most recent year's turnover rate has not been provided because the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. government and agency securities.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing 90-100% of its assets in fixed income instruments and 0-10% in cash or cash equivalents.

The duration of the Fund will vary from 10 to 20 years.

The average credit quality of the Fund's portfolio holdings is expected to be "AA+" as determined by S&P, "AAA" as determined by Fitch, or "Aaa" as determined by Moody's. The minimum rating of each investment (or issuer) at the time of purchase will be "AA+" as determined by S&P, "AAA" as determined by Fitch, or "Aaa" as determined by Moody's, or, if unrated, is deemed to be of comparable quality by the Advisor. Direct obligations of the U.S. Treasury will be deemed to have an "AA+" rating as graded by S&P, an "AAA" rating as graded by Fitch, or an "Aaa" rating as graded by Moody's.

The Fund may invest no more than 10% of its total assets in any one issuer, except in securities guaranteed by the U.S. Treasury or U.S. government agencies.

The Fund's portfolio may include the following principal investments:

•

cash and money market securities, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities, and money market funds;

•

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government, repurchase and reverse repurchase transactions, and private placements; and

•	derivatives, including, but not limited to, futures and options and over-the-counter derivatives on eligible securities, and interest rate derivatives.

Principal Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund is not a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund's investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. RBC GAM (U.S.) will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment objective, but there can be no assurance that it will be successful in doing so.

Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Interest Rate Risk. The values of some or all of the Fund's investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund's investment portfolio, the greater the sensitivity to changes in interest rates.

Issuer/Credit Risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security's credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund's portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or "covering" the transactions that introduce such risk.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund's portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Performance Information

The Fund has not commenced operations as of the date of this Prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
RBC U.S. PRisM 2 Fund | RBC U.S. PRisM 2 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.61%)	[1],[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	none	[1],[3]
One Year	rr_ExpenseExampleYear01	none
Three Years	rr_ExpenseExampleYear03	350
RBC U.S. PRisM 2 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBC U.S. PRisM 2 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide interest income with an effective duration and term structure consistent with shareholder risk matching objectives.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The most recent year's turnover rate has not been provided because the Fund had not commenced operations as of the date of this Prospectus.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. government and agency securities.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing 90-100% of its assets in fixed income instruments and 0-10% in cash or cash equivalents.

The duration of the Fund will vary from 10 to 20 years.

The average credit quality of the Fund's portfolio holdings is expected to be "AA+" as determined by S&P, "AAA" as determined by Fitch, or "Aaa" as determined by Moody's. The minimum rating of each investment (or issuer) at the time of purchase will be "AA+" as determined by S&P, "AAA" as determined by Fitch, or "Aaa" as determined by Moody's, or, if unrated, is deemed to be of comparable quality by the Advisor. Direct obligations of the U.S. Treasury will be deemed to have an "AA+" rating as graded by S&P, an "AAA" rating as graded by Fitch, or an "Aaa" rating as graded by Moody's.

The Fund may invest no more than 10% of its total assets in any one issuer, except in securities guaranteed by the U.S. Treasury or U.S. government agencies.

The Fund's portfolio may include the following principal investments:

•

cash and money market securities, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities, and money market funds;

•

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government, repurchase and reverse repurchase transactions, and private placements; and

•	derivatives, including, but not limited to, futures and options and over-the-counter derivatives on eligible securities, and interest rate derivatives.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund is not a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund's investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. RBC GAM (U.S.) will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment objective, but there can be no assurance that it will be successful in doing so.

Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Interest Rate Risk. The values of some or all of the Fund's investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund's investment portfolio, the greater the sensitivity to changes in interest rates.

Issuer/Credit Risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security's credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund's portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or "covering" the transactions that introduce such risk.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund's portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not commenced operations as of the date of this Prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this Prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

[1]	The Fund is new, so the operating expenses shown are based on anticipated fees and expenses for the current year.
[2]	The Fund will not pay the Advisor directly for advisory services. The Fund is designed to be a component of separately managed accounts for clients of RBC GAM (U.S.), and is not available for direct investment by the general public. You should carefully read the investment advisory agreement between you and RBC GAM (U.S.), which is required to include information about the fees charged to you by RBC GAM (U.S.).
[3]	The Advisor has contractually agreed to waive fees and/or pay Fund operating expenses in order to limit the "Total Annual Fund Operating Expenses" of the Fund to 0.00% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, or non-routine expenses such as litigation). This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

RBC U.S. PRisM 3 Fund
RBC U.S. PRisM 3 Fund
Investment Objective
The Fund seeks to provide interest income with an effective duration and term structure consistent with shareholder risk matching objectives.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	RBC U.S. PRisM 3 Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		RBC U.S. PRisM 3 Fund
Management Fees	[1][2]	none
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[1]	1.61%
Total Annual Fund Operating Expenses	[1]	1.61%
Fee Waiver and/or Expense Reimbursement	[1][3]	(1.61%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1][3]	none
[1]	The Fund is new, so the operating expenses shown are based on anticipated fees and expenses for the current year.
[2]	The Fund will not pay the Advisor directly for advisory services. The Fund is designed to be a component of separately managed accounts for clients of RBC GAM (U.S.), and is not available for direct investment by the general public. You should carefully read the investment advisory agreement between you and RBC GAM (U.S.), which is required to include information about the fees charged to you by RBC GAM (U.S.).
[3]	The Advisor has contractually agreed to waive fees and/or pay Fund operating expenses in order to limit the "Total Annual Fund Operating Expenses" of the Fund to 0.00% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, or non-routine expenses such as litigation). This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	RBC U.S. PRisM 3 Fund
One Year	none
Three Years	350

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The most recent year's turnover rate has not been provided because the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. government and agency securities.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing 90-100% of its assets in fixed income instruments (primarily government and agency debt) and 0-10% in cash or cash equivalents.

The duration of the Fund will be over 15 years.

The average credit quality of the Fund's portfolio holdings is expected to be "AA+" as determined by S&P, "AAA" as determined by Fitch, or "Aaa" as determined by Moody's. The minimum rating of each investment (or issuer) at the time of purchase will be "AA+" as determined by S&P, "AAA" as determined by Fitch, or "Aaa" as determined by Moody's, or, if unrated, is deemed to be of comparable quality by the Advisor. Direct obligations of the U.S. Treasury will be deemed to have an "AA+" rating as graded by S&P, an "AAA" rating as graded by Fitch, or an "Aaa" rating as graded by Moody's.

The Fund may invest no more than 10% of its total assets in any one issuer, except in securities guaranteed by the U.S. Treasury or U.S. government agencies.

The Fund's portfolio may include the following principal investments:

•

cash and money market securities, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities, and money market funds;

•

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government, repurchase and reverse repurchase transactions, and private placements; and

•	derivatives, including, but not limited to, futures and options and over-the-counter derivatives on eligible securities, and interest rate derivatives.

Principal Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund is not a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund's investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. RBC GAM (U.S.) will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment objective, but there can be no assurance that it will be successful in doing so.

Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Interest Rate Risk. The values of some or all of the Fund's investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund's investment portfolio, the greater the sensitivity to changes in interest rates.

Issuer/Credit Risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security's credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund's portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or "covering" the transactions that introduce such risk.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund's portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Performance Information

The Fund has not commenced operations as of the date of this Prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
RBC U.S. PRisM 3 Fund | RBC U.S. PRisM 3 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.61%)	[1],[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	none	[1],[3]
One Year	rr_ExpenseExampleYear01	none
Three Years	rr_ExpenseExampleYear03	350
RBC U.S. PRisM 3 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBC U.S. PRisM 3 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide interest income with an effective duration and term structure consistent with shareholder risk matching objectives.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The most recent year's turnover rate has not been provided because the Fund had not commenced operations as of the date of this Prospectus.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. government and agency securities.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing 90-100% of its assets in fixed income instruments (primarily government and agency debt) and 0-10% in cash or cash equivalents.

The duration of the Fund will be over 15 years.

The average credit quality of the Fund's portfolio holdings is expected to be "AA+" as determined by S&P, "AAA" as determined by Fitch, or "Aaa" as determined by Moody's. The minimum rating of each investment (or issuer) at the time of purchase will be "AA+" as determined by S&P, "AAA" as determined by Fitch, or "Aaa" as determined by Moody's, or, if unrated, is deemed to be of comparable quality by the Advisor. Direct obligations of the U.S. Treasury will be deemed to have an "AA+" rating as graded by S&P, an "AAA" rating as graded by Fitch, or an "Aaa" rating as graded by Moody's.

The Fund may invest no more than 10% of its total assets in any one issuer, except in securities guaranteed by the U.S. Treasury or U.S. government agencies.

The Fund's portfolio may include the following principal investments:

•

cash and money market securities, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities, and money market funds;

•

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government, repurchase and reverse repurchase transactions, and private placements; and

•	derivatives, including, but not limited to, futures and options and over-the-counter derivatives on eligible securities, and interest rate derivatives.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund is not a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund's investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. RBC GAM (U.S.) will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment objective, but there can be no assurance that it will be successful in doing so.

Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Interest Rate Risk. The values of some or all of the Fund's investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund's investment portfolio, the greater the sensitivity to changes in interest rates.

Issuer/Credit Risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security's credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund's portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or "covering" the transactions that introduce such risk.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund's portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not commenced operations as of the date of this Prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this Prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

[1]	The Fund is new, so the operating expenses shown are based on anticipated fees and expenses for the current year.
[2]	The Fund will not pay the Advisor directly for advisory services. The Fund is designed to be a component of separately managed accounts for clients of RBC GAM (U.S.), and is not available for direct investment by the general public. You should carefully read the investment advisory agreement between you and RBC GAM (U.S.), which is required to include information about the fees charged to you by RBC GAM (U.S.).
[3]	The Advisor has contractually agreed to waive fees and/or pay Fund operating expenses in order to limit the "Total Annual Fund Operating Expenses" of the Fund to 0.00% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, or non-routine expenses such as litigation). This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

RBC U.S. Inflation-Linked Fund
RBC U.S. Inflation-Linked Fund
Investment Objective
The Fund seeks to provide interest income and inflation protection.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	RBC U.S. Inflation-Linked Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		RBC U.S. Inflation-Linked Fund
Management Fees	[1][2]	none
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[1]	1.61%
Total Annual Fund Operating Expenses	[1]	1.61%
Fee Waiver and/or Expense Reimbursement	[1][3]	(1.61%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1][3]	none
[1]	The Fund is new, so the operating expenses shown are based on anticipated fees and expenses for the current year.
[2]	The Fund will not pay the Advisor directly for advisory services. The Fund is designed to be a component of separately managed accounts for clients of RBC GAM (U.S.), and is not available for direct investment by the general public. You should carefully read the investment advisory agreement between you and RBC GAM (U.S.), which is required to include information about the fees charged to you by RBC GAM (U.S.).
[3]	The Advisor has contractually agreed to waive fees and/or pay Fund operating expenses in order to limit the "Total Annual Fund Operating Expenses" of the Fund to 0.00% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, or non-routine expenses such as litigation). This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	RBC U.S. Inflation-Linked Fund
One Year	none
Three Years	350

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The most recent year's turnover rate has not been provided because the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing primarily in U.S. government and agency securities and derivatives.

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. inflation-linked fixed income securities (i.e., securities whose values are sensitive to the underlying movement in the rate of inflation), and also invests at least 90% of its assets in fixed income instruments, and up to 10% of its assets in cash or cash equivalents.

The average credit quality of the Fund's portfolio holdings is expected to be "AA+" as determined by S&P, "AAA" by Fitch, or "Aaa" as determined by Moody's. The minimum rating of each investment (or issuer) at the time of purchase will be "AA+" as determined by S&P, "AAA" by Fitch, or "Aaa" as determined by Moody's, or, if unrated, is deemed to be of comparable quality by the Advisor. Direct obligations of the U.S. Treasury will be deemed to have an "AA+" rating as graded by S&P, an "AAA" rating as graded by Fitch, or an "Aaa" rating as graded by Moody's.

The Fund may invest no more than 10% of its total assets in any one issuer, except in securities guaranteed by the U.S. Treasury or U.S. government agencies.

The Fund's portfolio may include the following principal investments:

•	cash and money market securities, including, but not limited to, agency discount notes, variable rate demand notes, repurchase agreements, U.S. Government securities, and money market funds;

•

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government, repurchase and reverse repurchase transactions, corporate debt, and taxable and tax-exempt municipal bonds; and

•	derivatives, including, but not limited to, futures and options and over-the-counter derivatives on eligible securities.

Principal Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund is not a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund's investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. RBC GAM (U.S.) will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment objective, but there can be no assurance that it will be successful in doing so.

Interest Rate Risk. The values of some or all of the Fund's investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund's investment portfolio, the greater the sensitivity to changes in interest rates.

Issuer/Credit Risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security's credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund's portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or "covering" the transactions that introduce such risk.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund's portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Performance Information

The Fund has not commenced operations as of the date of this Prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
RBC U.S. Inflation-Linked Fund | RBC U.S. Inflation-Linked Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.61%)	[1],[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	none	[1],[3]
One Year	rr_ExpenseExampleYear01	none
Three Years	rr_ExpenseExampleYear03	350
RBC U.S. Inflation-Linked Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBC U.S. Inflation-Linked Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide interest income and inflation protection.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The most recent year's turnover rate has not been provided because the Fund had not commenced operations as of the date of this Prospectus.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing primarily in U.S. government and agency securities and derivatives.

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. inflation-linked fixed income securities (i.e., securities whose values are sensitive to the underlying movement in the rate of inflation), and also invests at least 90% of its assets in fixed income instruments, and up to 10% of its assets in cash or cash equivalents.

The average credit quality of the Fund's portfolio holdings is expected to be "AA+" as determined by S&P, "AAA" by Fitch, or "Aaa" as determined by Moody's. The minimum rating of each investment (or issuer) at the time of purchase will be "AA+" as determined by S&P, "AAA" by Fitch, or "Aaa" as determined by Moody's, or, if unrated, is deemed to be of comparable quality by the Advisor. Direct obligations of the U.S. Treasury will be deemed to have an "AA+" rating as graded by S&P, an "AAA" rating as graded by Fitch, or an "Aaa" rating as graded by Moody's.

The Fund may invest no more than 10% of its total assets in any one issuer, except in securities guaranteed by the U.S. Treasury or U.S. government agencies.

The Fund's portfolio may include the following principal investments:

•	cash and money market securities, including, but not limited to, agency discount notes, variable rate demand notes, repurchase agreements, U.S. Government securities, and money market funds;

•

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued by agencies or instrumentalities of the U.S. government, repurchase and reverse repurchase transactions, corporate debt, and taxable and tax-exempt municipal bonds; and

•	derivatives, including, but not limited to, futures and options and over-the-counter derivatives on eligible securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund is not a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund's investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. RBC GAM (U.S.) will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment objective, but there can be no assurance that it will be successful in doing so.

Interest Rate Risk. The values of some or all of the Fund's investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund's investment portfolio, the greater the sensitivity to changes in interest rates.

Issuer/Credit Risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security's credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund's portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or "covering" the transactions that introduce such risk.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund's portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not commenced operations as of the date of this Prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this Prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

[1]	The Fund is new, so the operating expenses shown are based on anticipated fees and expenses for the current year.
[2]	The Fund will not pay the Advisor directly for advisory services. The Fund is designed to be a component of separately managed accounts for clients of RBC GAM (U.S.), and is not available for direct investment by the general public. You should carefully read the investment advisory agreement between you and RBC GAM (U.S.), which is required to include information about the fees charged to you by RBC GAM (U.S.).
[3]	The Advisor has contractually agreed to waive fees and/or pay Fund operating expenses in order to limit the "Total Annual Fund Operating Expenses" of the Fund to 0.00% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, or non-routine expenses such as litigation). This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

RBC U.S. Securitized Asset Fund
RBC U.S. Securitized Asset Fund
Investment Objective
The Fund seeks to provide a high level of income and total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	RBC U.S. Securitized Asset Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		RBC U.S. Securitized Asset Fund
Management Fees	[1][2]	none
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[1]	1.61%
Total Annual Fund Operating Expenses	[1]	1.61%
Fee Waiver and/or Expense Reimbursement	[1][3]	(1.61%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1][3]	none
[1]	The Fund is new, so the operating expenses shown are based on anticipated fees and expenses for the current year.
[2]	The Fund will not pay the Advisor directly for advisory services. The Fund is designed to be a component of separately managed accounts for clients of RBC GAM (U.S.), and is not available for direct investment by the general public. You should carefully read the investment advisory agreement between you and RBC GAM (U.S.), which is required to include information about the fees charged to you by RBC GAM (U.S.).
[3]	The Advisor has contractually agreed to waive fees and/or pay Fund operating expenses in order to limit the "Total Annual Fund Operating Expenses" of the Fund to 0.00% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, or non-routine expenses such as litigation). This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	RBC U.S. Securitized Asset Fund
One Year	none
Three Years	350

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The most recent year's turnover rate has not been provided because the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

The Fund seeks to achieve it investment objective through investments in a diversified portfolio of government and agency mortgage-backed securities.

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. agency mortgage-backed bonds, and also invests at least 90% of its assets in fixed income instruments, and up to 10% of its assets in cash or cash equivalents.

The Fund will invest across multiple sectors of the securitized market including the agency mortgage-backed and government sectors.

The Fund's portfolio may include the following principal investments:

•

cash and money market securities, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities and money market funds;

•

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued or guaranteed by agencies or instrumentalities of the U.S. government, agency mortgages, mortgage TBA commitments, private placements and securities issued under Rule 144A; and

•

derivatives, including, but not limited to, futures and options on eligible securities, interest rate swaps, credit default swaps or other credit derivatives, and currency forwards or other currency instruments.

Principal Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund is not a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund's investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. RBC GAM (U.S.) will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment objective, but there can be no assurance that it will be successful in doing so.

Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Interest Rate Risk. The values of some or all of the Fund's investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund's investment portfolio, the greater the sensitivity to changes in interest rates.

Issuer/Credit Risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security's credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund's portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or "covering" the transactions that introduce such risk.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund's portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Prepayment Risk. The value of some mortgage-backed and asset-backed securities in which the Fund invests may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Principal and interest payments on such securities depend on payment of the underlying loans.

Performance Information

The Fund has not commenced operations as of the date of this Prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
RBC U.S. Securitized Asset Fund | RBC U.S. Securitized Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.61%)	[1],[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	none	[1],[3]
One Year	rr_ExpenseExampleYear01	none
Three Years	rr_ExpenseExampleYear03	350
RBC U.S. Securitized Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBC U.S. Securitized Asset Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of income and total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The most recent year's turnover rate has not been provided because the Fund had not commenced operations as of the date of this Prospectus.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve it investment objective through investments in a diversified portfolio of government and agency mortgage-backed securities.

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. agency mortgage-backed bonds, and also invests at least 90% of its assets in fixed income instruments, and up to 10% of its assets in cash or cash equivalents.

The Fund will invest across multiple sectors of the securitized market including the agency mortgage-backed and government sectors.

The Fund's portfolio may include the following principal investments:

•

cash and money market securities, including, but not limited to, agency discount notes, commercial paper, bankers acceptances, certificates of deposit (foreign and domestic), variable rate demand notes, auction rate securities, repurchase agreements, U.S. Government securities and money market funds;

•

fixed income securities, including, but not limited to, U.S. Treasury securities, securities issued or guaranteed by agencies or instrumentalities of the U.S. government, agency mortgages, mortgage TBA commitments, private placements and securities issued under Rule 144A; and

•

derivatives, including, but not limited to, futures and options on eligible securities, interest rate swaps, credit default swaps or other credit derivatives, and currency forwards or other currency instruments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund is not a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund's investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. RBC GAM (U.S.) will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment objective, but there can be no assurance that it will be successful in doing so.

Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Interest Rate Risk. The values of some or all of the Fund's investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund's investment portfolio, the greater the sensitivity to changes in interest rates.

Issuer/Credit Risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security's credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund's portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or "covering" the transactions that introduce such risk.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund's portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Prepayment Risk. The value of some mortgage-backed and asset-backed securities in which the Fund invests may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Principal and interest payments on such securities depend on payment of the underlying loans.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not commenced operations as of the date of this Prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this Prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

[1]	The Fund is new, so the operating expenses shown are based on anticipated fees and expenses for the current year.
[2]	The Fund will not pay the Advisor directly for advisory services. The Fund is designed to be a component of separately managed accounts for clients of RBC GAM (U.S.), and is not available for direct investment by the general public. You should carefully read the investment advisory agreement between you and RBC GAM (U.S.), which is required to include information about the fees charged to you by RBC GAM (U.S.).
[3]	The Advisor has contractually agreed to waive fees and/or pay Fund operating expenses in order to limit the "Total Annual Fund Operating Expenses" of the Fund to 0.00% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, or non-routine expenses such as litigation). This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

RBC BlueBay Emerging Market Select Bond Fund
RBC BlueBay Emerging Market Select Bond Fund
Investment Objective
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	RBC BlueBay Emerging Market Select Bond Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		RBC BlueBay Emerging Market Select Bond Fund Class I
Management Fees		0.80%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.42%
Total Annual Fund Operating Expenses		1.22%
Fee Waiver and/or Expense Reimbursement	[2]	(0.22%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		1.00%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement will remain in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	RBC BlueBay Emerging Market Select Bond Fund Class I
One Year	102
Three Years	365

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities of issuers tied to emerging countries that are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term "assets" means net assets plus the amount of borrowings for investment purposes, measured at the time of purchase.

A security is economically tied to an emerging market country if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or a corporation and the security is principally traded on the emerging country's securities markets, or the issuer principally operates in the emerging country, derives a significant percentage of its income from its operation with the emerging country, or has a significant percentage of its assets in the emerging country. Currently, emerging countries include, but are not limited to, countries in Asia, Africa, Eastern Europe, the Middle East, and Latin America.

The Fund will normally invest in a portfolio of fixed income securities denominated in both the US Dollar and currencies of other developed countries, and in currencies of the local emerging market countries. Currencies of developed countries include: US Dollar, Canadian Dollar, Euro, GB Pound and Japanese Yen. Local currencies can be defined as the currency of the issuer based in emerging countries worldwide (e.g. Brazil bonds issued in Brazilian Real).

The Fund will invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, interest rate swaps, total return swaps and credit default swaps), primarily in fixed income securities of any rating (i.e. including investment grade and below investment grade (junk bonds) ) issued by emerging market issuers or entities domiciled in an emerging market country, as well as in distressed debt securities of issuers from emerging market countries.

Derivatives, which are instruments that have a value based on another instrument, interest rate, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forwards as tools in the management of portfolio assets. The Fund may use such derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund.

The Fund may invest in bonds issued by sovereign nations for restructuring foreign debt, sovereign and corporate issues, bonds issued by sovereign nations which are traded in local markets in local currency, and bonds and notes issued by banks and corporations which are traded in local markets. The Fund takes active exposure to investments in foreign currencies, including the local currencies in the emerging markets countries. The Fund will vary its proportion invested in developed country currency instruments and emerging markets currency instruments according to the investment view of the Fund in relation to the relevant instruments. In making this selection, the Fund will consider in particular the credit rating, the currency (in case of emerging market currency instruments only) and the interest rate of such instruments. There is no limit on the number of countries in which the Fund may invest and the Fund may invest in a number of different countries at any time.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Sub-Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Interest Rate Risk. The Fund's yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund's yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund's portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Emerging Markets Risk. The Fund primarily invests in emerging markets. The securities markets of most emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. These risks are not normally associated with investments in more developed countries.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country's economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund's securities and the price of the Fund's shares. Generally, when the value of the US Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer US Dollars. Devaluation of a currency by a country's government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Derivatives Risk. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives may also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty.

Non-Diversified Fund Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to economic results of those issuing the securities.

High Yield Securities Risk. High yield securities, which are non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as "junk bonds") are considered speculative and have a higher risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Liquidity Risk. The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

Custodial Risk. The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.

Valuation Risk. The Fund's assets are comprised mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.

Credit Spread Risk. The Fund's investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer's securities.

Operational Risk. The Fund's investments may be adversely affected due to the operational process of the Fund's service providers, including the Advisor, the Sub-Advisor, transfer agent, custodian or administrator. The Fund may be subject to losses arising from inadequate or failed internal controls, processes and systems, or from human or external events.

Loan Risk. The Fund may invest in loans including loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under "Interest Rate Risk," "Issuer/Credit Risk," and "High Yield Securities Risk."

Smaller Company Risk. The risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Performance Information

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
RBC BlueBay Emerging Market Select Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
One Year	rr_ExpenseExampleYear01	102
Three Years	rr_ExpenseExampleYear03	365
RBC BlueBay Emerging Market Select Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBC BlueBay Emerging Market Select Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve a high level of total return consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities of issuers tied to emerging countries that are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term "assets" means net assets plus the amount of borrowings for investment purposes, measured at the time of purchase.

A security is economically tied to an emerging market country if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or a corporation and the security is principally traded on the emerging country's securities markets, or the issuer principally operates in the emerging country, derives a significant percentage of its income from its operation with the emerging country, or has a significant percentage of its assets in the emerging country. Currently, emerging countries include, but are not limited to, countries in Asia, Africa, Eastern Europe, the Middle East, and Latin America.

The Fund will normally invest in a portfolio of fixed income securities denominated in both the US Dollar and currencies of other developed countries, and in currencies of the local emerging market countries. Currencies of developed countries include: US Dollar, Canadian Dollar, Euro, GB Pound and Japanese Yen. Local currencies can be defined as the currency of the issuer based in emerging countries worldwide (e.g. Brazil bonds issued in Brazilian Real).

The Fund will invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, interest rate swaps, total return swaps and credit default swaps), primarily in fixed income securities of any rating (i.e. including investment grade and below investment grade (junk bonds) ) issued by emerging market issuers or entities domiciled in an emerging market country, as well as in distressed debt securities of issuers from emerging market countries.

Derivatives, which are instruments that have a value based on another instrument, interest rate, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forwards as tools in the management of portfolio assets. The Fund may use such derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund.

The Fund may invest in bonds issued by sovereign nations for restructuring foreign debt, sovereign and corporate issues, bonds issued by sovereign nations which are traded in local markets in local currency, and bonds and notes issued by banks and corporations which are traded in local markets. The Fund takes active exposure to investments in foreign currencies, including the local currencies in the emerging markets countries. The Fund will vary its proportion invested in developed country currency instruments and emerging markets currency instruments according to the investment view of the Fund in relation to the relevant instruments. In making this selection, the Fund will consider in particular the credit rating, the currency (in case of emerging market currency instruments only) and the interest rate of such instruments. There is no limit on the number of countries in which the Fund may invest and the Fund may invest in a number of different countries at any time.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Sub-Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Interest Rate Risk. The Fund's yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund's yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund's portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Emerging Markets Risk. The Fund primarily invests in emerging markets. The securities markets of most emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. These risks are not normally associated with investments in more developed countries.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country's economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund's securities and the price of the Fund's shares. Generally, when the value of the US Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer US Dollars. Devaluation of a currency by a country's government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Derivatives Risk. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives may also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty.

Non-Diversified Fund Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to economic results of those issuing the securities.

High Yield Securities Risk. High yield securities, which are non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as "junk bonds") are considered speculative and have a higher risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Liquidity Risk. The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

Custodial Risk. The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.

Valuation Risk. The Fund's assets are comprised mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.

Credit Spread Risk. The Fund's investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer's securities.

Operational Risk. The Fund's investments may be adversely affected due to the operational process of the Fund's service providers, including the Advisor, the Sub-Advisor, transfer agent, custodian or administrator. The Fund may be subject to losses arising from inadequate or failed internal controls, processes and systems, or from human or external events.

Loan Risk. The Fund may invest in loans including loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under "Interest Rate Risk," "Issuer/Credit Risk," and "High Yield Securities Risk."

Smaller Company Risk. The risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund will change daily, which means that you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversified Fund Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to economic results of those issuing the securities.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement will remain in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

RBC BlueBay Emerging Market Corporate Bond Fund
RBC BlueBay Emerging Market Corporate Bond Fund
Investment Objective
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	RBC BlueBay Emerging Market Corporate Bond Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		RBC BlueBay Emerging Market Corporate Bond Fund Class I
Management Fees		0.95%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.46%
Total Annual Fund Operating Expenses		1.41%
Fee Waiver and/or Expense Reimbursement	[2]	(0.26%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		1.15%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement will remain in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	RBC BlueBay Emerging Market Corporate Bond Fund Class I
One Year	117
Three Years	421

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities of corporate issuers tied to emerging countries. For purposes of this policy, the term "assets" means net assets plus the amount of borrowings for investment purposes, measured at the time of purchase.

A security is economically tied to an emerging market country if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or a corporation and the security is principally traded on the emerging country's securities markets, or the issuer principally operates in the emerging country, derives a significant percentage of its income from its operation with the emerging country, or has a significant percentage of its assets in the emerging country. Currently, emerging countries include, but are not limited to, countries in Asia, Africa, Eastern Europe, the Middle East, and Latin America.

The Fund will normally invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, interest rate swaps, total return swaps and credit default swaps), primarily in fixed income securities of any rating (i.e. including investment grade and below investment grade (junk bonds) ), unrated debt securities and distressed debt securities issued by emerging market corporate issuers, denominated in the US Dollar and currencies of other developed countries.

Derivatives, which are instruments that have a value based on another instrument, interest rate, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forwards as tools in the management of portfolio assets. The Fund may use such derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund.

The Fund's investments may include securities traded in local emerging markets. Currencies of developed countries include: US Dollar, Canadian Dollar, Euro, GB Pound and Japanese Yen. Local currencies can be defined as the currency of the issuer based in emerging countries worldwide (e.g. Brazil bonds issued in Brazilian Real).

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Sub-advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Interest Rate Risk. The Fund's yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund's yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund's portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Emerging Markets Risk. The Fund primarily invests in emerging markets. The securities markets of most emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. These risks are not normally associated with investments in more developed countries.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund's securities and the price of the Fund's shares. Generally, when the value of the US Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer US Dollars. Devaluation of a currency by a country's government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country's economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Derivatives Risk. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives may also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty.

High Yield Securities Risk. High yield securities, which are non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as "junk bonds") are considered speculative and have a higher risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Liquidity Risk. The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

Custodial Risk. The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.

Valuation Risk. The Fund's assets are comprised mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.

Credit Spread Risk. The Fund's investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer's securities.

Operational Risk. The Fund's investments may be adversely affected due to the operational process of the Fund's service providers, including the Advisor, the Sub-Advisor, transfer agent, custodian or administrator. The Fund may be subject to losses arising from inadequate or failed internal controls, processes and systems, or from human or external events.

Loan Risk. The Fund may invest in loans including loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under "Interest Rate Risk," "Issuer/Credit Risk," and "High Yield Securities Risk."

Smaller Company Risk. The risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Performance Information

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
RBC BlueBay Emerging Market Corporate Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
One Year	rr_ExpenseExampleYear01	117
Three Years	rr_ExpenseExampleYear03	421
RBC BlueBay Emerging Market Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBC BlueBay Emerging Market Corporate Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve a high level of total return consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities of corporate issuers tied to emerging countries. For purposes of this policy, the term "assets" means net assets plus the amount of borrowings for investment purposes, measured at the time of purchase.

A security is economically tied to an emerging market country if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or a corporation and the security is principally traded on the emerging country's securities markets, or the issuer principally operates in the emerging country, derives a significant percentage of its income from its operation with the emerging country, or has a significant percentage of its assets in the emerging country. Currently, emerging countries include, but are not limited to, countries in Asia, Africa, Eastern Europe, the Middle East, and Latin America.

The Fund will normally invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, interest rate swaps, total return swaps and credit default swaps), primarily in fixed income securities of any rating (i.e. including investment grade and below investment grade (junk bonds) ), unrated debt securities and distressed debt securities issued by emerging market corporate issuers, denominated in the US Dollar and currencies of other developed countries.

Derivatives, which are instruments that have a value based on another instrument, interest rate, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forwards as tools in the management of portfolio assets. The Fund may use such derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund.

The Fund's investments may include securities traded in local emerging markets. Currencies of developed countries include: US Dollar, Canadian Dollar, Euro, GB Pound and Japanese Yen. Local currencies can be defined as the currency of the issuer based in emerging countries worldwide (e.g. Brazil bonds issued in Brazilian Real).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Sub-advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Interest Rate Risk. The Fund's yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund's yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund's portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Emerging Markets Risk. The Fund primarily invests in emerging markets. The securities markets of most emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. These risks are not normally associated with investments in more developed countries.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund's securities and the price of the Fund's shares. Generally, when the value of the US Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer US Dollars. Devaluation of a currency by a country's government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country's economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Derivatives Risk. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives may also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty.

High Yield Securities Risk. High yield securities, which are non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as "junk bonds") are considered speculative and have a higher risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Liquidity Risk. The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

Custodial Risk. The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.

Valuation Risk. The Fund's assets are comprised mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.

Credit Spread Risk. The Fund's investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer's securities.

Operational Risk. The Fund's investments may be adversely affected due to the operational process of the Fund's service providers, including the Advisor, the Sub-Advisor, transfer agent, custodian or administrator. The Fund may be subject to losses arising from inadequate or failed internal controls, processes and systems, or from human or external events.

Loan Risk. The Fund may invest in loans including loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under "Interest Rate Risk," "Issuer/Credit Risk," and "High Yield Securities Risk."

Smaller Company Risk. The risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund will change daily, which means that you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement will remain in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

RBC BlueBay Global High Yield Bond Fund
RBC BlueBay Global High Yield Bond Fund
Investment Objective
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	RBC BlueBay Global High Yield Bond Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		RBC BlueBay Global High Yield Bond Fund Class I
Management Fees		0.75%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.24%
Total Annual Fund Operating Expenses		0.99%
Fee Waiver and/or Expense Reimbursement	[2]	(0.04%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.95%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement will remain in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	RBC BlueBay Global High Yield Bond Fund Class I
One Year	97
Three Years	311

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in global fixed income securities and/or investments that, at the time of purchase, provide exposure to fixed income securities that are non-investment grade (high yield /junk bond ), and are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term "assets" means net assets plus the amount of borrowings for investment purposes, measured at the time of purchase. The Fund will normally invest in high yield debt instruments of companies domiciled in at least three countries (one of which may be the United States). Up to 20% of the Fund's total assets may be invested in other securities, including investment grade securities.

Non-investment grade securities are securities rated Bal or BB+ or below by Moody's or S&P, respectively, a similar rating from a recognized agency, or unrated securities deemed comparable by the Fund. The Fund will normally invest at least 50% of the Fund's assets in security holdings issued by US-domiciled entities. The Fund may also invest (i) up to 10% of its total assets in security holdings issued by entities domiciled in Latin America (Mexico, Central America, South America and the islands of the Caribbean, including Puerto Rico) and (ii) up to 10% of its total assets in security holdings issued by entities domiciled in Asia (the Asian continent and the surrounding Pacific islands including Australia and New Zealand). These limits also include security holdings issued by entities which are not domiciled in such regions but carry out their business activities predominantly within these regions, as determined by the Sub-Advisor.

The Fund will invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, interest rate swaps, total return swaps and credit default swaps), primarily in fixed income securities that are non-investment grade. Derivatives, which are instruments that have a value based on another instrument, interest rate, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forwards as tools in the management of portfolio assets. The Fund may use such derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Sub-advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Interest Rate Risk. The Fund's yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund's yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value.

High Yield Securities Risk. High yield securities, which are non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as "junk bonds") are considered speculative and have a higher risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund's portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country's economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund's securities and the price of the Fund's shares. Generally, when the value of the US Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer US Dollars. Devaluation of a currency by a country's government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Derivatives Risk. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives may also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Liquidity Risk. The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

Custodial Risk. The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.

Valuation Risk. The Fund's assets are comprised mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.

Credit Spread Risk. The Fund's investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer's securities.

Operational Risk. The Fund's investments may be adversely affected due to the operational process of the Fund's service providers, including the Advisor, the Sub-Advisor, transfer agent, custodian or administrator. The Fund may be subject to losses arising from inadequate or failed internal controls, processes and systems, or from human or external events.

Loan Risk. The Fund may invest in loans including loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under "Interest Rate Risk," "Issuer/Credit Risk," and "High Yield Securities Risk."

Performance Information

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
RBC BlueBay Global High Yield Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
One Year	rr_ExpenseExampleYear01	97
Three Years	rr_ExpenseExampleYear03	311
RBC BlueBay Global High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBC BlueBay Global High Yield Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve a high level of total return consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in global fixed income securities and/or investments that, at the time of purchase, provide exposure to fixed income securities that are non-investment grade (high yield /junk bond ), and are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term "assets" means net assets plus the amount of borrowings for investment purposes, measured at the time of purchase. The Fund will normally invest in high yield debt instruments of companies domiciled in at least three countries (one of which may be the United States). Up to 20% of the Fund's total assets may be invested in other securities, including investment grade securities.

Non-investment grade securities are securities rated Bal or BB+ or below by Moody's or S&P, respectively, a similar rating from a recognized agency, or unrated securities deemed comparable by the Fund. The Fund will normally invest at least 50% of the Fund's assets in security holdings issued by US-domiciled entities. The Fund may also invest (i) up to 10% of its total assets in security holdings issued by entities domiciled in Latin America (Mexico, Central America, South America and the islands of the Caribbean, including Puerto Rico) and (ii) up to 10% of its total assets in security holdings issued by entities domiciled in Asia (the Asian continent and the surrounding Pacific islands including Australia and New Zealand). These limits also include security holdings issued by entities which are not domiciled in such regions but carry out their business activities predominantly within these regions, as determined by the Sub-Advisor.

The Fund will invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, interest rate swaps, total return swaps and credit default swaps), primarily in fixed income securities that are non-investment grade. Derivatives, which are instruments that have a value based on another instrument, interest rate, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forwards as tools in the management of portfolio assets. The Fund may use such derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Sub-advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Interest Rate Risk. The Fund's yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund's yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value.

High Yield Securities Risk. High yield securities, which are non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as "junk bonds") are considered speculative and have a higher risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund's portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country's economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund's securities and the price of the Fund's shares. Generally, when the value of the US Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer US Dollars. Devaluation of a currency by a country's government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Derivatives Risk. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives may also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Liquidity Risk. The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

Custodial Risk. The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.

Valuation Risk. The Fund's assets are comprised mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.

Credit Spread Risk. The Fund's investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer's securities.

Operational Risk. The Fund's investments may be adversely affected due to the operational process of the Fund's service providers, including the Advisor, the Sub-Advisor, transfer agent, custodian or administrator. The Fund may be subject to losses arising from inadequate or failed internal controls, processes and systems, or from human or external events.

Loan Risk. The Fund may invest in loans including loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under "Interest Rate Risk," "Issuer/Credit Risk," and "High Yield Securities Risk."

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund will change daily, which means that you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement will remain in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

RBC BlueBay Global Convertible Bond Fund
RBC BlueBay Global Convertible Bond Fund
Investment Objective
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	RBC BlueBay Global Convertible Bond Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		RBC BlueBay Global Convertible Bond Fund Class I
Management Fees		0.80%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.25%
Total Annual Fund Operating Expenses		1.05%
Fee Waiver and/or Expense Reimbursement	[2]	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		1.00%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement will remain in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	RBC BlueBay Global Convertible Bond Fund Class I
One Year	102
Three Years	329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in convertible fixed income securities and/or investments that provide exposure to convertible fixed income securities. For purposes of this policy, the term "assets" means net assets plus the amount of borrowings for investment purposes, measured at the time of purchase. The Fund will normally invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, interest rate swaps, total return swaps and credit default swaps), primarily in convertible bonds, warrant-linked bonds and similar convertible instruments of issuers domiciled in at least three countries (one of which may be the United States). The Fund may invest up to one third of the total assets either directly or indirectly in fixed-interest and variable-interest securities excluding conversion rights and up to 20% of the Fund's total assets in equities, equity warrants and participation certificates.

Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

Derivatives, which are instruments that have a value based on another instrument, interest rate, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forwards as tools in the management of portfolio assets. The Fund may use such derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund.

Investments will be made in securities issued by entities domiciled or carrying out their business activities in all regions of the world, however, at least 50% of its total assets will be issued by entities domiciled or carrying out their business activities within the European Union, Japan or the United States. The Fund invests in securities that are rated investment grade, below investment grade (junk bond) and unrated securities that meet the risk parameters and objectives of the Fund. The Fund retains the flexibility to invest in accordance with its benchmark and may invest a portion of its assets in below investment grade securities. The Fund's benchmark, the UBS Global Convertible Focus Index USD, currently contains over 60% of its weighting in securities that are either rated below investment grade or that are unrated.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Sub-advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Interest Rate Risk. The Fund's yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund's yield may also be low. When interest rates increase, convertible securities held by the Fund may or may not decline in value.

Convertible Securities Risk. Market values of convertible securities depend on a number of factors including equity and credit risk, volatility risk, interest rate risk, amongst others. A convertible security's market value, however, tends to rise when the market price of the common stock of the issuing company rises. If the value of the underlying common stock or the level of the index involved in the convertible component is below the exercise price of the warrant or option at maturity, the convertible security will maintain its value, while the warrant or option itself will have no value.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund's portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Liquidity Risk. The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country's economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund's securities and the price of the Fund's shares. Generally, when the value of the US Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer US Dollars. Devaluation of a currency by a country's government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Derivatives Risk. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives may also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

High Yield Securities Risk. High yield securities, which are non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as "junk bonds") are considered speculative and have a higher risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Smaller Company Risk. The risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Custodial Risk. The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.

Valuation Risk. The Fund's assets are comprised mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.

Credit Spread Risk. The Fund's investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer's securities.

Operational Risk. The Fund's investments may be adversely affected due to the operational process of the Fund's service providers, including the Advisor and the Sub-Advisor, transfer agent, administrator or custodian. The Fund may be subject to losses arising from inadequate or failed internal controls, processes and systems, or from human or external events.

Loan Risk. The Fund may invest in loans including loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under "Interest Rate Risk," "Issuer/Credit Risk," and "High Yield Securities Risk."

Performance Information

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
RBC BlueBay Global Convertible Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
One Year	rr_ExpenseExampleYear01	102
Three Years	rr_ExpenseExampleYear03	329
RBC BlueBay Global Convertible Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBC BlueBay Global Convertible Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve a high level of total return consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in convertible fixed income securities and/or investments that provide exposure to convertible fixed income securities. For purposes of this policy, the term "assets" means net assets plus the amount of borrowings for investment purposes, measured at the time of purchase. The Fund will normally invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, interest rate swaps, total return swaps and credit default swaps), primarily in convertible bonds, warrant-linked bonds and similar convertible instruments of issuers domiciled in at least three countries (one of which may be the United States). The Fund may invest up to one third of the total assets either directly or indirectly in fixed-interest and variable-interest securities excluding conversion rights and up to 20% of the Fund's total assets in equities, equity warrants and participation certificates.

Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

Derivatives, which are instruments that have a value based on another instrument, interest rate, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forwards as tools in the management of portfolio assets. The Fund may use such derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund.

Investments will be made in securities issued by entities domiciled or carrying out their business activities in all regions of the world, however, at least 50% of its total assets will be issued by entities domiciled or carrying out their business activities within the European Union, Japan or the United States. The Fund invests in securities that are rated investment grade, below investment grade (junk bond) and unrated securities that meet the risk parameters and objectives of the Fund. The Fund retains the flexibility to invest in accordance with its benchmark and may invest a portion of its assets in below investment grade securities. The Fund's benchmark, the UBS Global Convertible Focus Index USD, currently contains over 60% of its weighting in securities that are either rated below investment grade or that are unrated.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Sub-advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Interest Rate Risk. The Fund's yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund's yield may also be low. When interest rates increase, convertible securities held by the Fund may or may not decline in value.

Convertible Securities Risk. Market values of convertible securities depend on a number of factors including equity and credit risk, volatility risk, interest rate risk, amongst others. A convertible security's market value, however, tends to rise when the market price of the common stock of the issuing company rises. If the value of the underlying common stock or the level of the index involved in the convertible component is below the exercise price of the warrant or option at maturity, the convertible security will maintain its value, while the warrant or option itself will have no value.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund's portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Liquidity Risk. The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country's economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund's securities and the price of the Fund's shares. Generally, when the value of the US Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer US Dollars. Devaluation of a currency by a country's government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Derivatives Risk. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives may also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

High Yield Securities Risk. High yield securities, which are non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as "junk bonds") are considered speculative and have a higher risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Smaller Company Risk. The risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Custodial Risk. The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.

Valuation Risk. The Fund's assets are comprised mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.

Credit Spread Risk. The Fund's investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer's securities.

Operational Risk. The Fund's investments may be adversely affected due to the operational process of the Fund's service providers, including the Advisor and the Sub-Advisor, transfer agent, administrator or custodian. The Fund may be subject to losses arising from inadequate or failed internal controls, processes and systems, or from human or external events.

Loan Risk. The Fund may invest in loans including loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under "Interest Rate Risk," "Issuer/Credit Risk," and "High Yield Securities Risk."

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund will change daily, which means that you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement will remain in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 23, 2011